Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.9% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Ambac Assurance Corp.
5.100% due 12/31/2099 (g)		$43		$57
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.276% (US0003M + 0.350%) due 03/22/2038 ~		11,536		11,132

				11,189

INDUSTRIALS 0.0%
Crown Castle Towers LLC
4.241% due 07/15/2048		500		495
CVS Pass-Through Trust
5.880% due 01/10/2028		243		244
Times Square Hotel Trust
8.528% due 08/01/2026		128		128

				867

Total Corporate Bonds & Notes (Cost $11,918)				12,056

U.S. GOVERNMENT AGENCIES 58.1%
Federal Home Loan Mortgage Corp.
3.000% due 04/01/2037 - 05/01/2052		15,348		13,670
3.500% due 07/01/2046 - 05/01/2052		433		395
4.000% due 04/01/2039 - 04/01/2056		9,403		8,973
5.000% due 06/01/2053 - 03/01/2055		1,169		1,152
5.500% due 12/01/2052 - 01/01/2056		68,087		68,988
5.730% due 04/01/2034 •		2		2
5.733% due 02/01/2035 •		6		6
5.845% due 03/01/2034 •		3		3
5.875% due 02/01/2035 •		4		4
5.892% due 11/01/2034 •		5		5
5.927% due 01/01/2035 •		2		2
5.928% due 02/01/2035 •		2		2
5.937% due 08/01/2031 •		3		3
5.969% due 12/01/2033 •		7		7
5.987% due 01/01/2035 •		3		3
6.000% due 10/01/2054 - 10/01/2055		2,437		2,536
6.020% due 02/01/2036 •		1		1
6.029% due 11/01/2034 •		1		1
6.080% due 09/01/2035 •		2		2
6.106% due 10/01/2034 •		3		3
6.143% due 01/01/2035 •		1		1
6.191% due 03/01/2032 •		5		5
6.215% due 09/01/2028 •		1		1
6.357% due 09/01/2033 •		3		4
6.500% due 06/01/2054 - 06/01/2055		2,259		2,372
6.617% due 07/01/2037 •		1		1
7.000% due 05/01/2054 - 08/01/2055		5,800		6,170
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.634% due 01/25/2034 ~(a)		85,197		2,186
0.924% due 03/25/2034 ~(a)		65,941		2,704
2.842% due 06/25/2054 ~		1,667		1,624
3.004% due 07/25/2054 ~		45,952		44,549
Federal Home Loan Mortgage Corp. REMICS
3.957% due 10/15/2032 •		1		1
4.000% due 10/15/2033		10		9
4.057% due 12/15/2029 •		2		2
4.157% due 12/15/2031 •		1		1
4.257% due 08/15/2031 •		2		2
4.828% due 12/25/2054 •		1,331		1,348
5.000% due 02/15/2036		62		63
5.500% due 05/15/2036		5		5
7.000% due 06/15/2029		1		1
7.500% due 01/15/2031		1		1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •		11		11
4.944% due 10/25/2044 - 02/25/2045 •		722		671
5.144% due 07/25/2044 •		193		189
6.500% due 07/25/2043		205		210
Federal National Mortgage Association
3.000% due 12/01/2026 - 05/01/2052		6,195		5,651

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
3.500% due 03/01/2040 - 02/01/2050		15,159		13,977
4.000% due 08/01/2038 - 01/01/2059		13,332		12,625
4.500% due 07/01/2052 - 04/01/2053		9,104		8,766
4.713% due 05/01/2036 •		1		1
4.967% due 03/01/2044 - 10/01/2044 •		12		13
5.000% due 06/01/2053		31		30
5.167% due 10/01/2040 •		4		4
5.312% due 02/01/2033 •		4		4
5.390% due 11/01/2035 •		1		1
5.478% due 06/01/2033 •		2		2
5.492% due 05/01/2034 •		7		7
5.500% due 11/01/2052 - 12/01/2055		27,023		27,420
5.507% due 03/01/2035 •		3		3
5.532% due 09/01/2033 •		7		7
5.548% due 01/01/2035 •		1		1
5.552% due 02/01/2035 •		1		1
5.558% due 05/01/2036 •		3		3
5.585% due 03/01/2035 •		3		3
5.615% due 07/01/2033 •		1		1
5.617% due 02/01/2035 •		2		2
5.625% due 04/01/2032 •		1		1
5.751% due 07/01/2035 •		1		1
5.760% due 04/01/2033 •		3		3
5.785% due 11/01/2034 •		4		4
5.850% due 11/01/2034 •		1		1
5.991% due 01/01/2037 •		2		2
5.992% due 12/01/2036 •		1		1
6.000% due 12/01/2052 - 11/01/2055		18,569		19,287
6.052% due 07/01/2033 •		1		1
6.074% due 12/01/2036 •		3		3
6.090% due 05/01/2033 •		6		6
6.102% due 11/01/2032 •		6		6
6.205% due 10/01/2034 •		2		2
6.246% due 10/01/2032 •		3		3
6.364% due 09/01/2033 •		2		2
6.500% due 02/01/2044 - 04/01/2055		6,218		6,478
6.616% due 04/01/2036 •		6		7
6.845% due 06/01/2033 •		18		19
7.000% due 03/01/2045 - 04/01/2055		17,314		18,421
8.500% due 04/01/2030 - 11/01/2030		2		2
Federal National Mortgage Association Grantor Trust
7.000% due 07/25/2042		2		2
Federal National Mortgage Association REMICS
2.258% due 11/25/2049 •(a)		434		50
3.913% due 07/25/2037 •		311		306
3.985% due 03/25/2036 •		5		5
4.000% due 11/25/2033		22		22
4.392% due 11/25/2031 •		8		8
4.742% due 04/25/2032 •		1		1
4.828% due 12/25/2054 •		1,184		1,198
5.000% due 11/25/2032		433		425
5.500% due 09/25/2035		2,403		2,419
Federal National Mortgage Association REMICS Trust
3.862% due 08/25/2031 •		13		13
6.500% due 06/25/2028		1		1
Government National Mortgage Association
3.000% due 10/20/2051 - 12/20/2052		19,264		17,129
3.500% due 01/20/2052 - 10/20/2055		38,145		34,395
4.500% due 07/20/2040 - 12/20/2053		6,749		6,554
5.000% due 01/20/2027 - 02/20/2030 •		4		4
5.125% due 12/20/2027 - 10/20/2033 •		5		5
5.375% due 07/20/2029 - 09/20/2033 •		16		16
5.625% due 05/20/2030 - 05/20/2032 •		11		10
6.000% due 02/20/2055		61		62
6.500% due 01/20/2055 - 02/20/2055		5,954		6,174
Government National Mortgage Association REMICS
4.059% due 01/20/2072 •		141		141
4.061% due 03/20/2068 •		566		565
4.101% due 12/20/2062 •		347		346
4.111% due 10/20/2062 •		244		243
4.211% due 02/20/2061 •		32		32
4.409% due 09/20/2055 •		1,682		1,688
4.411% due 02/20/2070 •		135		135
4.441% due 11/20/2065 •		332		333
4.459% due 04/20/2054 •		1,511		1,515
4.491% due 09/20/2063 •		111		111
4.511% due 09/20/2063 - 02/20/2067 •		372		374
4.559% due 11/20/2055 •		1,943		1,949
4.609% due 10/20/2055 •		1,406		1,415
4.761% due 12/20/2066 •		365		368
Government National Mortgage Association, TBA
2.000% due 07/01/2056		3,000		2,458
2.500% due 07/01/2056		3,600		3,074
3.500% due 07/01/2056 - 08/01/2056		43,300		38,880
4.000% due 08/01/2056		14,800		13,750
4.500% due 07/01/2056		27,400		26,322

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.000% due 08/01/2056		120,300		118,489
5.500% due 07/01/2056 - 08/01/2056		53,700		53,907
6.000% due 08/01/2056 - 09/01/2056		162,900		165,966
6.500% due 07/01/2056		103,700		107,443
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2041 - 08/01/2056		30,100		25,214
3.000% due 07/01/2041 - 08/01/2056		128,740		116,614
3.500% due 08/01/2056		85,000		77,068
4.000% due 08/01/2056 - 09/01/2056		264,400		246,934
4.500% due 07/01/2056 - 09/01/2056		211,160		202,136
5.000% due 07/01/2056 - 08/01/2056		1,010,505		991,920
5.500% due 08/01/2056 - 09/01/2056		1,203,100		1,205,087
6.000% due 07/01/2056 - 09/01/2056		979,210		997,039
6.500% due 07/01/2056 - 08/01/2056		410,597		424,462
7.000% due 08/01/2056		26,000		27,326

Total U.S. Government Agencies (Cost $5,183,615)				5,192,764

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
4.000% due 11/15/2042 (j)(l)		49,800		44,954
4.000% due 11/15/2052 (j)(l)		37,800		32,349
U.S. Treasury Notes
2.375% due 05/15/2029 (j)(l)		8,900		8,475

Total U.S. Treasury Obligations (Cost $100,132)				85,778

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.9%
1211 Avenue of the Americas Trust
3.901% due 08/10/2035		4,050		3,932
280 Park Avenue Mortgage Trust
4.792% due 09/15/2034 •		1,400		1,398
ACRA Trust
5.608% due 10/25/2064 þ		667		668
Adjustable Rate Mortgage Trust
4.323% due 11/25/2035 •		5		5
4.323% due 08/25/2036 •		28,585		8,117
4.403% due 01/25/2036 •		190		184
6.037% due 11/25/2037 ~		293		180
American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		5,868		5,352
American Home Mortgage Investment Trust
6.145% due 04/25/2044 •		153		172
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~		51		50
4.800% due 11/25/2067 þ		22,305		22,166
5.985% due 01/25/2069 þ		620		622
6.197% due 01/25/2069 þ		1,855		1,864
6.500% due 12/25/2067 þ		879		879
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~		2,616		2,392
1.483% due 10/25/2048 ~		3,442		3,164
1.637% due 10/25/2048 ~		1,746		1,603
Ashford Hospitality Trust
4.698% due 04/15/2035 •		2,258		2,262
ATLX Trust
3.850% due 04/25/2064 þ		1,856		1,805
BAMLL Commercial Mortgage Securities Trust
4.227% due 08/10/2038 ~		1,655		1,619
Banc of America Alternative Loan Trust
6.000% due 07/25/2034		308		288
6.000% due 04/25/2037		1,251		1,086
Banc of America Funding Trust
3.390% due 10/20/2046 ~		274		241
3.795% due 10/26/2036 ~		58,685		56,853
3.894% due 01/20/2047 ~		314		229
4.051% due 09/20/2046 ~		47		41
4.134% due 10/20/2036 •		2,097		1,649
4.214% due 02/20/2047 •		1,065		1,019
4.558% due 09/20/2046 ~		322		295
4.727% due 01/20/2047 ~		3		3
5.750% due 08/25/2036		69		59
6.220% due 09/20/2046 ~		254		252
Banc of America Mortgage Trust
3.585% due 11/20/2046 ~		19		16
4.492% due 10/25/2035 ~		147		140
4.571% due 06/25/2035 ~		112		108
5.304% due 06/25/2034 ~		55		53
5.460% due 11/25/2033 ~		3		3
5.701% due 09/25/2033 ~		369		299
6.248% due 05/25/2034 ~		256		254
6.371% due 12/25/2033 ~		21		21
Bank5
4.619% due 02/15/2059		49,480		48,976
5.104% due 02/15/2059		7,780		7,844

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
BankUnited Trust
4.363% due 09/25/2045 •		33		32
BBCMS Mortgage Trust
4.763% due 02/15/2059		1,300		1,292
5.248% due 02/15/2059		3,200		3,244
BCAP LLC Trust
3.979% due 11/26/2036 ~		3,782		3,081
4.149% due 01/26/2036 •		7,817		7,292
6.163% due 10/25/2047 •		10,934		8,219
Bear Stearns ALT-A Trust
3.442% due 11/25/2034 ~		189		158
3.662% due 04/25/2035 ~		965		798
4.002% due 04/25/2035 ~		10		10
4.050% due 08/25/2036 ~		901		397
4.075% due 04/25/2035 ~		775		729
4.335% due 02/25/2036 ~		1,724		1,189
4.487% due 08/25/2036 ~		1,268		772
4.807% due 07/25/2035 ~		5,708		3,235
4.850% due 01/25/2036 ~		388		369
5.189% due 11/25/2035 ~		586		236
5.224% due 01/25/2034 ~		149		142
5.448% due 08/25/2034 ~		322		308
5.488% due 09/25/2034 •		2,054		2,056
5.646% due 12/25/2033 ~		80		79
Bear Stearns ARM Trust
0.000% due 10/25/2034 ~		13		10
4.000% due 05/25/2034 ~		14		13
4.015% due 05/25/2047 ~		171		154
4.257% due 04/25/2034 ~		24		21
4.456% due 02/25/2035 ~		282		233
4.641% due 11/25/2030 ~		24		24
4.897% due 01/25/2035 ~		780		732
5.296% due 12/25/2035 ~		72		62
5.574% due 11/25/2034 ~		157		144
5.684% due 08/25/2035 ~		310		303
5.698% due 01/25/2034 ~		15		15
5.850% due 12/25/2046 •		1,433		1,314
6.065% due 02/25/2036 ~		29		28
6.109% due 11/25/2034 ~		36		34
Bear Stearns Mortgage Funding Trust
3.973% due 01/25/2037 •		263		257
4.083% due 12/25/2046 •		4,399		3,960
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~		1,901		1,479
4.750% due 01/26/2036 ~		1,271		888
Bella Vista Mortgage Trust
4.254% due 05/20/2045 •		980		598
4.503% due 02/25/2035 •		6,757		4,200
7.056% due 11/20/2034 ~		1,659		1,747
Benchmark Mortgage Trust
3.094% due 04/15/2054 ~		8,809		6,382
3.976% due 07/15/2051		1,258		1,256
4.377% due 05/15/2053		7,353		7,341
6.228% due 05/15/2056 ~		6,000		6,205
BINOM Securitization Trust
4.441% due 08/25/2057 ~		5,880		5,683
BX Commercial Mortgage Trust
4.589% due 11/15/2038 •		9,706		9,707
4.615% due 01/17/2039 •		1,799		1,799
BX Trust
3.202% due 12/09/2041		2,726		2,576
4.790% due 02/15/2036 •		1,238		1,239
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		2,395		2,372
4.000% due 10/25/2054 ~		4,675		4,576
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,877		5,237
3.250% due 09/25/2063 ~		5,447		4,843
3.250% due 03/25/2064 ~		3,389		2,987
3.250% due 08/25/2064 ~		2,545		2,245
3.250% due 09/25/2064 ~		41,918		37,008
3.375% due 12/25/2064 ~		9,015		8,004
3.375% due 04/25/2065 ~		2,644		2,360
3.500% due 06/25/2062 ~		3,032		2,765
4.878% due 09/25/2055 •		1,992		1,991
Chase Mortgage Finance Trust
4.214% due 12/25/2035 ~		387		336
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.221% due 01/25/2035 ~		152		144
4.340% due 03/25/2035 ~		484		424
CHL Mortgage Pass-Through Trust
3.709% due 07/19/2033 ~		37		36
4.019% due 07/19/2033 ~		763		705
4.216% due 05/19/2033 ~		6		5
4.243% due 03/25/2036 •		6,924		6,643
4.263% due 03/25/2036 •		4,871		4,608

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.343% due 04/25/2035 •		1		1
4.363% due 03/25/2035 •		21		8
4.383% due 03/25/2035 •		15		14
4.403% due 03/25/2035 •		1,499		1,443
4.443% due 02/25/2035 •		33		31
4.463% due 02/25/2035 •		251		234
4.463% due 05/25/2035 •		1,038		852
4.491% due 04/25/2035 ~		259		241
4.543% due 02/25/2035 •		48		44
4.650% due 01/25/2036 ~		14		14
4.669% due 11/25/2034 ~		998		664
4.683% due 09/25/2034 •		100		89
4.685% due 01/20/2035 ~		1,618		1,535
4.722% due 06/20/2036 ~		535		509
4.835% due 05/20/2035 ~		1,371		1,220
4.854% due 03/20/2036 ~		2,921		2,660
4.959% due 02/20/2035 ~		7		7
5.321% due 12/19/2033 ~		10		10
5.500% due 06/25/2034		1,382		1,172
5.500% due 06/25/2035		3,300		1,711
5.500% due 05/25/2036		942		843
5.601% due 06/20/2034 ~		1,073		1,010
5.677% due 06/19/2031 ~		1		1
5.750% due 12/25/2035		962		439
5.750% due 02/25/2036		3,068		1,137
6.000% due 03/25/2037		3,050		1,235
6.000% due 11/25/2037		67		27
6.066% due 02/19/2034 ~		79		78
6.116% due 02/25/2034 ~		5		5
6.148% due 02/20/2036 •		570		538
6.224% due 02/20/2036 •		23		20
6.654% due 02/19/2034 ~		4		4
CIM Trust
3.000% due 01/25/2061 ~		2,529		2,335
3.750% due 12/25/2061 ~		8,372		7,880
4.750% due 12/25/2065 þ		993		972
5.000% due 05/25/2062 ~		1,163		1,153
5.000% due 02/25/2099 þ		2,292		2,271
5.500% due 08/25/2064 ~		16,526		16,552
6.639% due 12/25/2067 þ		970		968
Citicorp Mortgage Securities REMICS Pass-Through Certificates Trust
5.306% due 08/25/2035 ~		1,384		903
Citicorp Mortgage Securities Trust
6.000% due 08/25/2036		433		399
Citigroup Mortgage Loan Trust, Inc.
3.375% due 10/25/2062 þ		6,612		6,005
3.893% due 06/25/2036 •		351		339
4.093% due 12/25/2034 •		41		40
4.236% due 11/25/2036 ~		855		823
4.263% due 09/25/2036 •		1,677		1,613
4.563% due 08/25/2035 •		352		348
5.329% due 08/25/2035 ~		47		45
5.510% due 09/25/2035 •		35		35
5.638% due 11/25/2036 •		1,957		2,037
6.019% due 05/25/2042 ~		441		436
6.040% due 11/25/2035 •		148		149
6.190% due 05/25/2035 •		8		9
6.480% due 10/25/2035 •		6		6
6.603% due 12/25/2034 ~		12		12
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037		712		658
CLNY Trust
5.108% due 11/15/2038 •		3,028		2,999
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		1,434		1,444
6.421% due 05/25/2069 þ		643		647
Countrywide Alternative Loan Trust
3.340% due 08/25/2035 ~		1,363		1,307
3.934% due 02/20/2047 •		1,024		838
3.949% due 12/20/2046 •		4,621		4,182
4.063% due 10/25/2035 •		1,960		613
4.083% due 02/25/2047 •		3,928		3,664
4.143% due 07/25/2046 •		6,642		6,154
4.143% due 09/25/2046 •		159		158
4.154% due 07/20/2046 •		320		282
4.163% due 06/25/2037 •		656		616
4.174% due 03/20/2046 •		166		159
4.183% due 06/25/2046 •		921		787
4.263% due 05/25/2035 •		138		125
4.263% due 06/25/2035 •		1,015		938
4.303% due 02/25/2036 •		56		49
4.323% due 12/25/2035 •		290		278
4.343% due 02/25/2036 •		161		154
4.398% due 11/20/2035 •		89		87
4.423% due 10/25/2035 •		2,307		1,525
4.463% due 01/25/2046 •		729		756

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.523% due 12/25/2035 •		3,936		3,576
4.584% due 03/25/2047 •		1,411		1,293
4.690% due 05/25/2035 ~		79		70
4.744% due 02/25/2036 •		361		336
4.818% due 02/25/2036 ~		1,047		998
4.994% due 11/25/2047 •		2,364		2,157
5.116% due 12/25/2034 ~		1,236		1,231
5.124% due 11/25/2047 •		4,311		3,933
5.303% due 11/25/2035 •		1,344		1,256
5.500% due 04/25/2035		673		437
5.500% due 11/25/2035		685		354
5.500% due 03/25/2036		62		24
5.750% due 03/25/2037 •		233		114
5.750% due 04/25/2047		335		167
6.000% due 03/25/2037		813		375
6.000% due 04/25/2037		2,952		1,461
6.250% due 12/25/2033		10		10
6.250% due 07/25/2036		3,614		858
6.500% due 11/25/2031		12		12
6.500% due 06/25/2036		3,220		1,537
7.000% due 10/25/2035		3,000		1,445
Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~		359		171
Credit Suisse First Boston Mortgage Securities Corp.
2.582% due 12/25/2032 ~		26		20
4.426% due 03/25/2032 ~		41		40
4.429% due 12/25/2033 ~		67		67
4.913% due 09/25/2034 •		164		354
5.149% due 06/25/2033 ~		75		73
5.750% due 04/25/2033		3		3
5.763% due 03/25/2034 •		947		677
6.250% due 07/25/2035		92		95
6.321% due 08/25/2033 ~		654		603
7.000% due 02/25/2033		7		7
Cross Mortgage Trust
5.003% due 11/25/2070 ~		862		855
5.036% due 11/25/2070 ~		3,507		3,481
5.129% due 09/25/2069 ~		4,816		4,805
5.549% due 12/25/2069 ~		3,863		3,880
5.582% due 07/25/2071 ~		3,700		3,700
6.093% due 04/25/2069 þ		1,585		1,591
6.147% due 07/25/2069 þ		13,990		14,068
6.272% due 06/25/2069 þ		1,845		1,855
6.615% due 03/25/2068 þ		914		911
CSFB Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035		113		79
6.170% due 10/25/2033 ~		989		907
6.558% due 10/25/2033 ~		16		16
CSFB Mortgage-Backed Trust
4.963% due 10/25/2034 •		1,553		1,530
CSMC Mortgage-Backed Trust
5.500% due 04/25/2036		407		249
6.421% due 10/25/2037 ~		165		93
CSMC Trust
2.000% due 01/25/2060 ~		4,966		4,392
2.000% due 10/25/2060 ~		4,932		4,444
2.750% due 01/25/2060		9,795		7,534
2.750% due 01/25/2060 ~		5,626		4,228
2.992% due 07/25/2057 ~		1,000		859
3.250% due 01/25/2060		7,373		5,579
3.250% due 01/25/2060 ~		3,775		2,767
3.375% due 01/25/2060		1,000		817
3.486% due 01/25/2060 ~		3,343		2,251
3.904% due 04/28/2037 ~		187		178
3.904% due 04/25/2062 ~		4,413		4,205
3.919% due 09/25/2057 ~		1,300		1,221
4.282% due 02/27/2036 ~		3,526		2,089
5.590% due 10/15/2037 •		1,000		991
5.750% due 12/26/2035		154		85
6.250% due 05/26/2048		5,653		4,847
DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,200		1,220
DC Office Trust
2.965% due 09/15/2045		2,205		2,012
Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		925		919
5.300% due 03/25/2067 ~		1,291		1,254
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.123% due 01/25/2047 •		3,202		3,088
4.403% due 08/25/2047 •		4,098		3,175
DSLA Mortgage Loan Trust
4.354% due 08/19/2045 •		298		188
4.684% due 04/19/2046 •		201		163
Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ		1,053		1,041
5.100% due 10/25/2070 þ		1,609		1,598

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.522% due 01/26/2060 þ		711		712
5.655% due 02/25/2060 þ		1,382		1,387
5.726% due 01/25/2060 þ		837		840
Finance of America HECM Buyout
4.500% due 11/25/2035 ~		1,361		1,347
First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~		367		343
4.336% due 03/25/2035 ~		71		39
4.364% due 09/25/2035 ~		427		177
4.593% due 02/25/2037 ~		993		666
4.782% due 09/25/2034 ~		139		140
5.004% due 07/25/2035 ~		2,078		1,966
5.036% due 12/25/2035 ~		329		246
5.315% due 06/25/2034 ~		427		428
First Horizon Asset Securities, Inc.
4.673% due 01/25/2036 ~		1,392		686
4.712% due 01/25/2036 ~		366		334
First Horizon Mortgage Pass-Through Trust
4.628% due 10/25/2035 ~		1,022		931
GCAT Trust
3.450% due 10/25/2068 ~		1,500		1,407
4.250% due 05/25/2067 ~		13,642		12,849
6.007% due 01/25/2059 þ		578		579
6.085% due 06/25/2059 þ		808		812
GMACM Mortgage Loan Trust
4.073% due 05/25/2035 ~		654		611
4.631% due 09/19/2035 ~		743		595
6.750% due 05/25/2035 ~		5		4
GreenPoint Mortgage Funding Trust
4.183% due 04/25/2036 •		80		67
4.648% due 07/25/2035 •		5,069		5,012
GreenPoint MTA Trust
4.223% due 06/25/2045 •		5,861		4,666
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034		15,900		12,551
4.990% due 12/15/2036 •		2,411		2,409
GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		1,100		957
GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~		1,948		1,900
4.100% due 07/25/2065 þ		4,439		4,300
5.013% due 07/25/2065 þ		1,279		1,270
GSAA Trust
5.986% due 11/25/2033 þ		392		360
GSC Capital Corp. Mortgage Trust
4.123% due 05/25/2036 •		536		531
GSMPS Mortgage Loan Trust
4.113% due 09/25/2035 •		12,214		10,617
4.113% due 01/25/2036 •		15,473		12,556
7.000% due 06/25/2043		277		291
8.000% due 09/19/2027 ~		127		126
GSMSC Resecuritization Trust
0.702% due 11/26/2037		9,659		9,117
GSR Mortgage Loan Trust
3.888% due 05/25/2037 •		1,934		850
4.243% due 06/25/2034 ~		530		478
4.263% due 07/25/2035 •		263		238
4.479% due 01/25/2036 ~		81		76
4.722% due 12/25/2034 ~		966		114
4.893% due 04/25/2035 ~		219		209
5.743% due 09/25/2035 ~		2,301		1,942
6.000% due 03/25/2032		4		4
6.340% due 01/25/2034 ~		793		598
6.559% due 04/25/2035 ~		158		156
HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •		17,061		15,437
4.134% due 02/19/2046 •		128		120
4.164% due 12/19/2036 •		858		778
4.194% due 05/19/2035 •		456		444
4.234% due 06/19/2035 •		1,878		1,860
4.234% due 01/19/2036 •		8		8
4.234% due 03/19/2036 •		4,643		4,384
4.234% due 12/19/2036 •		5,446		5,440
4.237% due 06/19/2036 ~		684		252
4.454% due 01/19/2035 •		9		9
4.576% due 06/19/2045 •		186		71
4.654% due 06/20/2035 •		100		93
5.194% due 11/19/2034 ~		3		3
5.231% due 08/19/2034 ~		32		29
5.262% due 08/19/2034 ~		494		363
5.479% due 06/20/2035 •		1,949		1,621
Hilton USA Trust
2.828% due 11/05/2035		6,500		5,419
3.719% due 11/05/2038		1,000		997
HomeBanc Mortgage Trust
4.453% due 03/25/2035 •		94		84

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.498% due 10/25/2035 •		3,183		3,190
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		1,129		348
Impac Secured Assets CMN Owner Trust
4.033% due 07/25/2035 •		813		502
4.073% due 07/25/2035 •		768		480
5.425% due 03/25/2034 þ		317		299
5.733% due 07/25/2035 ~		1,167		673
Impac Secured Assets Trust
3.983% due 05/25/2037 •		2,856		2,431
4.463% due 05/25/2036 •		10		10
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~		1,301		978
5.012% due 01/25/2036 ~		249		235
IndyMac INDX Mortgage Loan Trust
2.740% due 06/25/2036 ~		392		327
3.288% due 06/25/2035 ~		2,587		2,041
3.301% due 06/25/2036 ~		1,446		862
3.320% due 06/25/2036 ~		2,434		1,886
3.372% due 06/25/2036 ~		639		532
3.499% due 02/25/2036 ~		2,773		1,989
3.528% due 05/25/2035 ~		1,140		1,020
3.544% due 02/25/2036 ~		1,677		1,292
3.680% due 07/25/2035 ~		733		699
3.902% due 01/25/2036 ~		2,835		2,636
3.911% due 06/25/2034 ~(a)		1,136		929
4.003% due 07/25/2036 •		10,655		10,784
4.063% due 06/25/2037 •		101		31
4.103% due 11/25/2036 •		137		142
4.123% due 07/25/2037 •		4,506		4,255
4.123% due 08/25/2037 •		2,604		2,446
4.143% due 09/25/2046 •		280		266
4.234% due 07/25/2037 ~		2,474		999
4.243% due 04/25/2035 •		72		59
4.352% due 09/25/2035 ~		6,847		4,482
4.403% due 02/25/2035 •		341		322
4.403% due 07/25/2045 •		2,418		1,804
4.503% due 07/25/2045 •		500		376
4.563% due 11/25/2034 •		1,773		1,673
4.983% due 09/25/2034 •		53		43
JP Morgan Alternative Loan Trust
4.243% due 07/25/2036 •		10,538		9,950
4.243% due 11/25/2036 •		2,612		2,306
4.269% due 06/27/2037 •		909		511
4.323% due 06/25/2037 •		30,008		10,214
6.909% due 06/27/2037 ~		13,516		6,011
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		19,000		17,966
3.648% due 12/15/2049 ~		300		298
4.549% due 07/05/2033		23,176		19,103
4.723% due 02/15/2035 •		5,681		5,612
4.802% due 07/05/2033 •		510		494
5.102% due 07/05/2033 •		3,239		2,808
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		397		211
4.183% due 10/25/2036 ~		1,007		557
4.243% due 08/25/2037 •		2,345		689
4.625% due 07/25/2063 ~		1,041		1,012
4.787% due 06/25/2066 ~		3,027		2,986
4.828% due 04/25/2066 ~		35,559		35,690
4.878% due 03/25/2055 •		3,051		3,052
4.954% due 03/25/2066 ~		878		868
4.978% due 02/25/2055 •		1,746		1,750
5.000% due 07/25/2036		208		73
5.231% due 10/25/2035 ~		147		138
5.250% due 11/25/2063 ~		697		690
5.334% due 10/25/2035 ~		19		13
5.374% due 06/25/2035 ~		672		561
5.491% due 06/25/2035 ~		34		29
5.561% due 09/25/2055 þ		2,378		2,372
5.567% due 09/25/2065 ~		756		756
5.990% due 07/25/2064 ~		1,243		1,246
6.200% due 08/25/2034 ~		732		735
7.700% due 08/25/2036		32		12
JP Morgan Seasoned Mortgage Trust
3.655% due 01/25/2063 ~		3,496		3,243
4.358% due 01/25/2063 ~		848		811
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ		1,184		1,185
5.750% due 07/25/2061 þ		4,916		4,925
5.892% due 10/25/2066 þ		1,174		1,176
6.250% due 07/25/2067 þ		1,479		1,482
Lehman Mortgage Trust
5.500% due 02/25/2036		199		87
Lehman XS Trust
4.123% due 11/25/2035 •		2,573		2,606

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.303% due 12/25/2035 •		2,271		2,188
Luminent Mortgage Trust
4.183% due 05/25/2036 •		1,369		1,244
LUX
6.316% due 08/15/2040 •		2,800		2,818
Manhattan West Mortgage Trust
2.130% due 09/10/2039		3,400		3,292
MASTR Adjustable Rate Mortgages Trust
3.481% due 07/25/2034 ~		590		538
4.063% due 03/25/2047 •		4,344		4,075
4.093% due 12/25/2034 •		161		153
4.124% due 02/25/2034 ~		944		835
4.502% due 05/25/2034 ~		733		453
4.863% due 09/25/2037 •		3,182		1,235
5.112% due 07/25/2035 ~		7,335		3,152
5.939% due 12/21/2034 ~		22		21
6.000% due 12/25/2033 ~		2		2
MASTR Alternative Loan Trust
5.500% due 04/25/2035		410		371
6.187% due 06/25/2033 ~		183		116
MASTR Asset Securitization Trust
5.500% due 03/25/2034		479		364
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032		1,796		213
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		10		9
Merrill Lynch Alternative Note Asset Trust
5.750% due 05/25/2037		75		72
Merrill Lynch Mortgage Investors Trust
4.383% due 08/25/2028 •		1		1
4.403% due 10/25/2028 •		12		12
4.423% due 06/25/2028 •		1		1
4.483% due 08/25/2035 •		10,874		10,234
4.503% due 03/25/2028 •		1		1
4.641% due 04/25/2035 ~		5		4
4.767% due 09/25/2029 •		348		343
4.938% due 05/25/2036 ~		203		193
4.963% due 03/25/2028 •		94		65
5.264% due 11/25/2035 •		2,383		2,318
5.494% due 05/25/2036 ~		3,906		3,687
MFA Trust
1.947% due 04/25/2065 ~		113		111
2.855% due 07/25/2060 ~		500		415
3.300% due 08/25/2061 ~		6,589		6,128
4.400% due 03/25/2068 þ		3,994		3,968
5.387% due 12/25/2059 ~		7,090		7,066
6.105% due 12/25/2068 þ		10,482		10,526
6.775% due 10/25/2058 þ		1,297		1,299
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~		8,550		7,790
2.500% due 11/25/2060 ~		5,358		4,608
3.250% due 01/25/2061 ~		97		83
3.810% due 11/25/2058 ~		1,000		851
5.460% due 10/25/2062 ~		1,712		1,709
Mill City Mortgage Trust
3.679% due 09/25/2057 ~		28		28
Morgan Stanley Capital I Trust
4.740% due 05/15/2036 •		5,347		856
Morgan Stanley Mortgage Loan Trust
0.000% due 11/25/2037 ~		1,364		104
3.336% due 10/25/2037 ~		2,188		1,196
4.013% due 03/25/2036 •		1,856		1,179
4.023% due 03/25/2036 •		7,298		4,639
4.663% due 02/25/2036 •		163		156
5.169% due 10/25/2034 ~		10		10
Morgan Stanley Resecuritization Trust
3.282% due 06/26/2047 •		10,697		9,722
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		11,919		11,533
4.000% due 06/25/2064 þ		1,849		1,796
4.963% due 09/25/2070 ~		2,593		2,569
5.016% due 09/25/2070 ~		1,384		1,372
5.021% due 11/25/2070 þ		2,446		2,434
5.530% due 05/25/2070 ~		765		766
NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		250		236
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		10,427		10,082
3.000% due 07/25/2059 ~		1,000		925
3.250% due 02/25/2059 ~		4,483		4,364
3.500% due 12/25/2057 ~		271		263
4.000% due 02/25/2057 ~		12,151		11,748
4.500% due 05/25/2058 ~		420		406
5.085% due 10/25/2065 ~		893		887
NLT Trust
3.200% due 10/25/2062 ~		10,007		9,164

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.863% due 08/25/2034 •		557		694
5.754% due 10/25/2034 þ		5,409		5,374
6.159% due 05/25/2036 ~		198		35
NYMT Loan Trust
3.215% due 07/25/2061		250		218
3.514% due 07/25/2061		2,000		1,724
3.750% due 02/25/2068 ~		1,166		1,080
3.750% due 11/25/2069 ~		3,498		3,365
5.379% due 06/25/2069 ~		902		903
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		4,365		4,365
OBX Trust
3.421% due 02/25/2055 ~		4,016		3,950
3.671% due 03/25/2053 ~		2,699		2,714
3.699% due 04/25/2053 ~		4,197		4,210
4.940% due 09/25/2062 þ		4,824		4,777
5.110% due 08/25/2062 þ		1,066		1,064
5.470% due 04/25/2066 ~		3,400		3,403
6.030% due 01/25/2064 þ		1,302		1,309
6.233% due 05/25/2064 þ		909		914
6.465% due 10/25/2063 þ		1,478		1,481
6.520% due 07/25/2063 þ		985		985
6.567% due 06/25/2063 þ		1,598		1,595
6.844% due 04/25/2063 þ		766		769
7.045% due 09/25/2063 þ		1,295		1,297
7.159% due 10/25/2063 þ		2,078		2,085
Oceanview Mortgage Trust
4.428% due 11/25/2054 •		562		563
One Market Plaza Trust
3.614% due 02/10/2032		2,337		2,259
One New York Plaza Trust
4.690% due 01/15/2036 •		9,156		8,922
Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		879		836
4.000% due 08/25/2064 þ		883		855
4.000% due 03/25/2065 þ		9,538		9,220
4.000% due 07/25/2069 þ		875		849
4.075% due 06/25/2064 ~		820		778
4.150% due 04/25/2065 þ		2,792		2,713
4.150% due 01/25/2070 þ		5,721		5,533
4.500% due 06/25/2070 þ		6,181		6,034
5.124% due 10/25/2055 þ		2,959		2,927
Prime Mortgage Trust
3.582% due 10/25/2032 ~		389		335
5.250% due 06/25/2033		223		202
PRKCM Trust
5.101% due 10/25/2060 þ		909		905
6.333% due 03/25/2059 þ		813		816
6.431% due 05/25/2059 þ		549		552
6.584% due 09/25/2058 þ		1,274		1,274
7.225% due 11/25/2058 þ		667		669
PRPM LLC
3.750% due 03/25/2054 þ		672		659
3.750% due 04/25/2055 þ		1,148		1,117
4.000% due 11/25/2053 þ		299		295
4.000% due 01/25/2054 þ		648		639
4.000% due 07/25/2054 þ		561		552
4.000% due 11/25/2054 þ		1,675		1,634
4.000% due 10/25/2064 þ		4,606		4,494
4.200% due 12/25/2064 þ		756		745
4.500% due 02/25/2055 þ		693		685
4.500% due 08/25/2055 þ		1,094		1,074
4.500% due 06/25/2065 þ		9,001		8,786
4.839% due 10/25/2055 þ		821		819
4.942% due 12/25/2055 þ		2,127		2,102
5.089% due 02/25/2031 þ		1,494		1,474
5.185% due 02/25/2031 þ		1,221		1,207
5.228% due 08/25/2069 þ		5,642		5,632
5.250% due 07/25/2055 þ		798		795
5.250% due 05/25/2056 ~		2,585		2,584
5.250% due 06/25/2056 þ		1,400		1,395
5.385% due 10/25/2030 þ		2,652		2,638
5.500% due 03/25/2056 ~		2,145		2,158
5.503% due 08/25/2030 þ		1,734		1,728
5.699% due 11/25/2029 þ		819		820
5.729% due 07/25/2030 þ		1,702		1,697
5.774% due 08/25/2028 þ		2,508		2,502
5.870% due 11/25/2029 þ		1,493		1,495
5.897% due 12/25/2029 þ		893		893
6.179% due 06/25/2030 þ		2,345		2,340
6.255% due 05/25/2030 þ		716		716
PRPM Trust
4.845% due 01/25/2056 þ		1,982		1,962
5.674% due 12/26/2069 þ		3,022		3,027
5.802% due 11/25/2069 þ		2,223		2,234

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
6.221% due 11/25/2068 þ		4,005		4,014
6.250% due 08/25/2068 þ		1,323		1,323
6.265% due 12/25/2068 þ		796		799
6.327% due 06/25/2069 þ		13,093		13,177
RALI Trust
4.123% due 11/25/2036 •		5,546		2,743
4.143% due 07/25/2036 •		4,462		4,251
4.143% due 08/25/2036 •		3,400		3,528
4.143% due 04/25/2046 •		853		820
4.163% due 10/25/2046 •		4,187		4,086
4.655% due 10/25/2037 ~		675		533
4.670% due 02/25/2035 ~		404		364
4.984% due 12/26/2034 ~		89		44
5.323% due 09/25/2034 ~		2		2
5.432% due 12/25/2035 ~		557		492
6.000% due 12/25/2035		2,076		1,807
6.500% due 10/25/2036		15,197		13,308
Residential Asset Securitization Trust
4.113% due 10/25/2048		2		2
4.213% due 02/25/2034 •		11		10
4.213% due 04/25/2035 •		3,143		1,498
4.263% due 08/25/2036 •		2,721		768
6.000% due 08/25/2036		5,996		2,297
6.250% due 08/25/2036		1,752		1,234
6.500% due 04/25/2037		4,348		1,124
RFMSI Trust
3.200% due 02/25/2037 ~		192		167
3.534% due 06/25/2035 ~		1,531		851
5.162% due 09/25/2035 ~		4,157		2,255
5.383% due 02/25/2036 ~		59		56
5.906% due 10/25/2037 ~		787		749
5.923% due 02/25/2037 ~		452		405
5.941% due 02/25/2036 ~		28		24
6.000% due 04/25/2037		65		51
RiverView HECM Trust
4.510% due 05/25/2047 •		1,630		1,406
SACO I, Inc.
7.000% due 08/25/2036		2		2
Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		2,251		2,237
5.545% due 01/25/2065 þ		741		742
Sequoia Mortgage Trust
3.859% due 06/20/2034 ~		26		24
3.876% due 01/20/2047 ~		220		149
4.214% due 02/20/2035 •		322		311
4.374% due 11/20/2034 •		10		10
4.454% due 10/19/2026 •		8		8
4.510% due 11/25/2063 ~		5,030		5,029
4.554% due 10/20/2027 •		1		1
4.629% due 07/25/2056 ~		3,000		2,948
4.636% due 05/20/2034 •		103		98
4.649% due 02/20/2034 •		26		23
4.669% due 04/25/2056 ~		906		883
5.030% due 10/25/2055 ~		1,254		1,258
5.096% due 08/20/2034 ~		17		16
5.114% due 10/20/2027 •		3		3
5.693% due 09/20/2032 ~		6		6
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		1,800		1,800
SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •		25,570		25,566
STARM Mortgage Loan Trust
6.052% due 01/25/2037 ~		74		49
6.428% due 01/25/2037 ~		719		718
Structured Adjustable Rate Mortgage Loan Trust
3.770% due 05/25/2036 ~		2,210		1,205
3.865% due 02/25/2036 ~		49		42
4.143% due 07/25/2037 •		3,840		3,705
4.498% due 06/25/2034 •		108		107
4.590% due 07/25/2035 ~		20		18
4.792% due 09/25/2034 ~		231		228
5.144% due 01/25/2035 •		254		237
5.144% due 05/25/2035 •		293		232
5.589% due 04/25/2034 ~		1		1
5.923% due 02/25/2034 ~		15		14
Structured Asset Mortgage Investments II Trust
4.063% due 02/25/2037 •		635		626
4.143% due 09/25/2047 •		6,597		6,178
4.303% due 08/25/2035 •		3,144		3,052
4.323% due 02/25/2036 •		140		120
4.354% due 07/19/2034 •		91		88
4.383% due 12/25/2035 •		8,782		7,499
4.454% due 03/19/2034 •		48		46
Structured Asset Mortgage Investments Trust
4.594% due 10/19/2033 •		16		14
4.654% due 11/19/2033 •		520		482

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.954% due 10/19/2033 •		533		596
Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~		63		0
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •		165		142
7.500% due 10/25/2036		986		530
TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036		1,260		401
TBW Mortgage-Backed Trust
6.500% due 07/25/2036		5,765		1,933
7.000% due 07/25/2036		609		0
Thornburg Mortgage Securities Trust
4.016% due 09/25/2037 ~		653		650
4.259% due 09/25/2037 ~		14,205		7,711
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		26,678		24,335
2.250% due 12/25/2061 ~		3,016		2,957
2.710% due 01/25/2060 ~		17,560		16,956
2.750% due 06/25/2057 ~		1,924		1,896
2.900% due 10/25/2059 ~		7,477		7,165
3.000% due 10/25/2057 ~		1,000		964
3.250% due 07/25/2056 ~		58		58
3.750% due 10/25/2056 ~		3,605		3,559
4.072% due 04/25/2056 ~		1,000		945
4.097% due 01/25/2066 ~		3,713		3,657
4.547% due 10/27/2064 ~		5,264		5,252
4.612% due 10/25/2064 ~		9,208		9,197
4.763% due 10/25/2059 •		190		190
4.958% due 07/25/2065 ~		657		657
5.463% due 10/25/2059 •		11,615		11,724
Verus Securitization Trust
0.820% due 10/25/2063 ~		331		322
1.057% due 10/25/2063 ~		9		9
1.262% due 10/25/2063 ~		13		13
4.260% due 02/25/2067 þ		1,105		1,061
4.832% due 10/25/2067 ~		652		644
4.858% due 12/25/2070 þ		3,919		3,896
5.086% due 07/25/2067 ~		7,391		7,341
5.130% due 02/25/2067 þ		5,586		5,325
5.218% due 09/25/2069 ~		10,929		10,913
5.389% due 10/25/2067 ~		4,466		4,462
5.402% due 05/25/2065 þ		2,409		2,407
5.799% due 07/25/2069 þ		9,586		9,622
6.116% due 03/25/2069 þ		8,518		8,554
6.192% due 06/25/2069 þ		1,793		1,808
6.218% due 06/25/2069 þ		1,447		1,455
6.338% due 04/25/2069 þ		973		979
6.443% due 08/25/2068 þ		1,018		1,016
6.665% due 09/25/2068 þ		4,392		4,396
6.876% due 11/25/2068 ~		562		564
7.070% due 10/25/2068 þ		2,381		2,389
Visio Trust
6.598% due 10/25/2058 þ		766		765
Wachovia Mortgage Loan Trust LLC
6.516% due 10/20/2035 ~		7		7
WaMu Mortgage Pass-Through Certificates Trust
2.200% due 11/25/2041 ~		2		2
3.781% due 05/25/2037 ~		731		661
4.133% due 05/25/2034 •		12,211		11,564
4.303% due 12/25/2045 •		3,016		3,050
4.343% due 07/25/2045 •		3,168		3,061
4.408% due 10/25/2035 ~		675		620
4.465% due 09/25/2035 ~		2,549		2,420
4.503% due 11/25/2034 •		55		55
4.543% due 10/25/2044 •		178		176
4.584% due 11/25/2046 •		6,943		6,196
4.603% due 06/25/2044 •		780		787
4.743% due 11/25/2034 •		353		346
4.743% due 10/25/2045 •		532		516
4.744% due 08/25/2046 •		3,669		3,476
4.763% due 07/25/2044 •		8		8
4.792% due 08/25/2046 •		10,070		8,878
4.891% due 06/25/2034 ~		246		217
4.997% due 07/25/2034 ~		375		347
5.120% due 08/25/2033 ~		3		3
5.144% due 06/25/2042 •		45		42
5.144% due 08/25/2042 •		406		399
5.144% due 04/25/2044 •		324		283
5.262% due 06/25/2034 ~		94		92
5.365% due 03/25/2033 ~		43		42
5.500% due 06/25/2033 ~		867		621
5.513% due 10/25/2033 ~		45		37
5.764% due 01/25/2033 ~		550		549
WaMu Mortgage-Backed Pass-Through Certificates
5.730% due 12/19/2039 ~		63		58

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.413% due 10/25/2035 •		267		228
4.494% due 02/25/2047 •		10,412		10,001
4.574% due 11/25/2046 •		10,621		9,718
5.500% due 05/25/2035		1,029		920
5.500% due 06/25/2035		83		76
5.500% due 11/25/2035		134		119
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.925% due 02/25/2033 ~		309		296
5.314% due 12/25/2032 ~		69		65
5.569% due 12/25/2032 ~		60		60
5.750% due 03/25/2033		63		57
5.764% due 02/25/2033 ~		468		493
5.975% due 11/25/2030 ~		1		1
7.500% due 04/25/2033 ~		69		9
Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •		4,484		4,493
5.268% due 07/15/2037 •		3,500		3,507
5.761% due 09/15/2040 ~		1,600		1,579
Wells Fargo Mortgage Loan Trust
3.874% due 09/27/2036 ~		390		388
Wells Fargo Mortgage-Backed Securities Trust
6.289% due 12/25/2036 ~		28		26
WSTN Trust
6.518% due 07/05/2037 ~		4,800		4,842

Total Non-Agency Mortgage-Backed Securities (Cost $1,666,038)				1,598,354

ASSET-BACKED SECURITIES 54.9%
AUTOMOBILE ABS OTHER 0.1%
Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032		221		222
5.215% due 09/15/2032		221		222
CarMax Select Receivables Trust
4.273% due 05/15/2028 •		851		852
Carvana Auto Receivables Trust
2.900% due 03/10/2028		273		270
4.550% due 01/10/2028		156		156
M&T Bank Auto Receivables Trust
4.093% due 05/15/2028 •		4,741		4,742

				6,464

AUTOMOBILE SEQUENTIAL 14.7%
Ally Auto Receivables Trust
4.140% due 07/16/2029		2,248		2,247
Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032		530		533
American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		173		173
American Heritage Auto Receivables Issuer Trust
4.400% due 11/15/2030		23,000		22,894
4.480% due 08/15/2028		988		989
American Heritage Auto Receivables Trust
4.830% due 03/15/2028		121		121
AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		2,895		2,894
5.430% due 01/18/2029		3,439		3,453
ARI Fleet Lease Trust
3.960% due 11/15/2034		6,300		6,270
3.999% due 05/17/2027		18,044		18,037
4.340% due 02/15/2035		7,000		6,990
4.380% due 01/17/2034		1,628		1,629
Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		349		349
AutoNation Finance Trust
4.290% due 09/17/2029		5,800		5,796
Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029		2,800		2,837
5.810% due 12/20/2029		1,000		1,023
Bank of America Auto Trust
5.390% due 07/16/2029		4,200		4,219
BMW Vehicle Lease Trust
4.180% due 10/25/2027		3,973		3,973
BofA Auto Trust
4.100% due 11/15/2028		4,664		4,657
4.520% due 11/22/2027		2,080		2,081
5.350% due 11/15/2028		735		739
Bridgecrest Lending Auto Securitization Trust
4.100% due 07/17/2028		698		698
4.720% due 09/15/2028		450		451
4.730% due 02/15/2028		230		230
CarMax Auto Owner Trust
3.835% due 05/17/2027		8,155		8,154

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.110% due 08/15/2029		5,800		5,790
4.420% due 08/15/2028		12,500		12,510
4.750% due 10/15/2027		113		113
4.890% due 07/16/2029		7,179		7,213
4.920% due 10/16/2028		1,508		1,513
5.280% due 05/15/2028		1,319		1,324
5.500% due 01/16/2029		9,052		9,121
6.000% due 07/17/2028		2,224		2,240
CarMax Select Receivables Trust
3.911% due 03/15/2027		3,038		3,038
4.030% due 12/17/2029		17,775		17,731
4.120% due 03/15/2030		24,500		24,402
4.190% due 03/15/2029		4,572		4,570
4.350% due 04/16/2029		9,200		9,199
4.760% due 05/15/2028		1,022		1,023
5.400% due 11/15/2028		4,955		4,979
Carvana Auto Receivables Trust
3.915% due 06/10/2027		8,243		8,243
4.040% due 11/11/2030		50,000		49,763
4.070% due 02/12/2029		5,512		5,509
4.100% due 06/11/2029		26,560		26,514
4.260% due 10/10/2029		2,535		2,534
4.310% due 09/10/2030		2,300		2,289
4.400% due 08/10/2029		33,600		33,574
4.530% due 01/10/2029		2,739		2,741
4.550% due 05/10/2030		7,766		7,775
4.560% due 08/10/2028		2,587		2,589
4.640% due 01/10/2030		2,456		2,461
4.740% due 12/10/2030		1,800		1,804
4.740% due 04/10/2031		5,400		5,410
4.780% due 05/10/2028		28		28
4.910% due 08/10/2029		1,100		1,103
5.050% due 04/10/2029		761		763
5.080% due 03/11/2030		2,000		2,016
5.210% due 06/10/2030		2,600		2,626
5.330% due 07/10/2029		1,866		1,874
5.620% due 01/10/2029		3,356		3,371
5.710% due 07/10/2028		178		178
5.710% due 07/10/2029		1,300		1,316
5.740% due 11/13/2029		9,457		9,595
5.820% due 08/10/2028		365		366
6.160% due 10/10/2028		132		133
Chase Auto Owner Trust
4.180% due 08/27/2029		1,857		1,856
5.220% due 07/25/2029		17,225		17,317
5.680% due 01/25/2029		1,197		1,204
Chesapeake IV Funding DAC
4.082% due 07/15/2027		3,800		3,800
4.260% due 12/15/2028		500		500
Citizens Auto Receivables Trust
5.780% due 10/15/2030		1,600		1,610
5.830% due 02/15/2028		4,086		4,098
5.840% due 01/18/2028		256		256
Consumer Portfolio Services Auto Trust
4.740% due 02/15/2029		1,441		1,443
CPS Auto Receivables Trust
4.190% due 12/17/2029		5,297		5,284
4.350% due 02/15/2030		25,177		25,170
4.710% due 03/15/2029		1,066		1,067
Drive Auto Receivables Trust
4.140% due 09/15/2032		6,900		6,890
4.290% due 10/16/2028		3,620		3,621
4.500% due 09/15/2028		431		431
4.870% due 08/15/2028		540		540
Ent Auto Receivables Trust
6.240% due 01/16/2029		415		416
6.260% due 11/15/2029		1,000		1,011
Enterprise Fleet Financing LLC
3.849% due 02/22/2027		8,287		8,285
4.000% due 10/20/2028		22,300		22,216
4.330% due 02/20/2029		8,600		8,593
4.500% due 04/20/2028		12,891		12,908
4.560% due 11/20/2028		2,700		2,706
4.650% due 10/20/2027		809		811
4.690% due 07/20/2027		981		983
4.820% due 02/20/2029		1,500		1,508
4.980% due 08/21/2028		12,600		12,678
5.310% due 04/20/2027		1,352		1,353
Exeter Automobile Receivables Trust
3.984% due 04/15/2027		1,341		1,341
4.046% due 07/15/2027		7,500		7,500
4.080% due 09/15/2028		1,919		1,919
4.310% due 11/15/2028		11,700		11,703
4.360% due 12/15/2028		9,900		9,894
4.530% due 03/15/2028		635		635

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Exeter Select Automobile Receivables Trust
3.978% due 06/15/2027		2,352		2,352
4.370% due 10/15/2029		3,100		3,098
4.540% due 06/15/2029		373		373
FCCU Auto Receivables Trust
3.980% due 10/15/2029		4,285		4,271
4.870% due 01/16/2029		3,266		3,270
5.460% due 04/15/2030		500		505
5.540% due 04/16/2029		757		760
FHF Issuer Trust
4.920% due 02/15/2031		2,075		2,075
4.940% due 11/15/2030		715		712
5.690% due 02/15/2030		731		733
5.890% due 06/15/2030		502		505
6.790% due 10/15/2029		364		366
First Investors Auto Owner Trust
3.985% due 04/15/2027		4,780		4,780
4.310% due 07/16/2029		4,150		4,148
6.440% due 10/16/2028		153		154
Ford Credit Auto Owner Trust
4.020% due 01/15/2029		31,210		31,155
4.070% due 07/15/2029		2,900		2,896
4.320% due 08/15/2027		96		96
4.560% due 12/15/2028		2,300		2,304
4.610% due 08/15/2029		7,050		7,073
5.530% due 09/15/2028		3,191		3,210
GLS Auto Receivables Issuer Trust
4.250% due 04/16/2029		20,500		20,485
4.330% due 11/15/2029		3,200		3,191
4.520% due 07/17/2028		2,180		2,182
4.750% due 03/15/2028		1,949		1,950
4.750% due 07/17/2028		268		268
GLS Auto Select Receivables Issuer Trust
4.050% due 02/17/2032		853		849
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		1,259		1,259
4.460% due 10/15/2030		516		515
5.580% due 06/17/2030		894		899
5.590% due 10/15/2029		3,210		3,231
GM Financial Automobile Leasing Trust
4.190% due 10/20/2027		6,586		6,586
4.210% due 10/20/2027		2,641		2,642
4.550% due 07/20/2027		5,730		5,736
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029		4,353		4,357
4.470% due 02/16/2028		260		260
5.130% due 04/16/2029		13,866		13,932
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029		9,291		9,291
Hertz Vehicle Financing III LLC
5.570% due 09/25/2029		10,000		10,131
Hertz Vehicle Financing III LP
1.680% due 12/27/2027		5,321		5,281
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029		4,423		4,425
Hyundai Auto Receivables Trust
4.410% due 05/15/2029		6,900		6,908
4.840% due 03/15/2029		43,139		43,278
LAD Auto Receivables Trust
3.750% due 05/15/2029		3,550		3,538
3.916% due 05/17/2027		3,026		3,026
4.170% due 08/15/2029		8,000		7,991
4.300% due 07/17/2028		14,679		14,685
4.520% due 03/15/2029		852		852
5.460% due 07/16/2029		500		503
5.610% due 08/15/2028		211		212
Lendbuzz Securitization Trust
4.970% due 10/15/2029		737		738
5.100% due 10/15/2030		411		411
M&T Bank Auto Receivables Trust
4.630% due 05/15/2028		7,755		7,764
5.220% due 02/17/2032		2,507		2,523
Mercedes-Benz Auto Lease Trust
4.570% due 04/17/2028		48,398		48,466
Nissan Auto Lease Trust
3.900% due 05/15/2028		18,750		18,694
Nissan Auto Receivables Owner Trust
4.190% due 03/15/2029		14,800		14,797
4.340% due 03/15/2029		2,551		2,553
4.450% due 11/15/2029		8,790		8,798
4.500% due 02/15/2028		33,717		33,759
Octane Receivables Trust
4.940% due 05/20/2030		379		380
OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		5,645		5,670

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029		600		602
4.630% due 12/10/2027		456		456
PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030		5,100		5,070
4.120% due 09/15/2028		335		335
4.320% due 06/15/2029		2,400		2,399
4.700% due 06/15/2029		1,687		1,690
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027		1,956		1,958
4.600% due 12/20/2027		10,594		10,613
Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		2,197		2,201
Santander Drive Auto Receivables Trust
4.040% due 03/15/2029		20,739		20,710
4.280% due 01/15/2029		5,100		5,099
4.620% due 11/15/2028		190		190
4.630% due 10/16/2028		4,436		4,440
4.710% due 06/15/2028		355		355
5.630% due 01/16/2029		787		788
SBNA Auto Lease Trust
4.830% due 04/20/2028		2,276		2,281
5.560% due 11/22/2027		1,848		1,851
SBNA Auto Receivables Trust
5.210% due 04/16/2029		1,100		1,103
5.320% due 12/15/2028		411		411
SCCU Auto Receivables Trust
4.180% due 08/15/2029		3,200		3,195
4.360% due 08/15/2031		4,700		4,668
4.570% due 01/15/2031		11,700		11,704
4.670% due 11/15/2028		1,083		1,084
4.680% due 09/15/2031		3,200		3,197
5.110% due 06/15/2029		1,831		1,837
5.160% due 05/15/2030		3,200		3,222
5.700% due 10/16/2028		412		413
5.700% due 08/15/2029		700		707
SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029		5,350		5,336
4.270% due 10/22/2029		8,900		8,896
4.520% due 11/20/2028		8,236		8,244
4.550% due 06/20/2030		2,392		2,396
4.650% due 05/22/2028		289		290
5.470% due 10/20/2028		712		714
Stellantis Financial Underwritten Enhanced Lease Trust
3.891% due 05/20/2027		22,620		22,614
4.060% due 06/20/2028		5,362		5,363
4.210% due 01/22/2029		13,100		13,076
4.310% due 05/22/2028		39,738		39,737
4.390% due 03/20/2029 (c)		5,900		5,909
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		14,012		14,072
5.380% due 02/20/2029		12,500		12,603
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		4,761		4,764
5.330% due 01/16/2029		1,529		1,539
Toyota Lease Owner Trust
3.910% due 05/22/2028		32,788		32,721
Tricolor Auto Securitization Trust
6.360% due 12/15/2027 ^(d)		82		76
USB Auto Owner Trust
4.510% due 06/15/2028		2,622		2,623
Volkswagen Auto Lease Trust
4.060% due 08/21/2028		33,960		33,906
Westlake Automobile Receivables Trust
3.840% due 01/16/2029		3,480		3,472
4.020% due 09/15/2028		4,300		4,296
4.260% due 06/15/2029		16,300		16,291
4.660% due 09/15/2028		4,228		4,234
4.710% due 04/17/2028		1,811		1,814
5.560% due 02/15/2028		159		159
World Omni Auto Receivables Trust
5.270% due 09/17/2029		1,410		1,419
5.610% due 02/15/2028		51		51
World Omni Select Auto Trust
4.140% due 05/15/2030		3,758		3,753
4.980% due 02/15/2030		12,639		12,666

				1,315,790

CMBS OTHER 2.5%
Acore Issuer LLC
5.089% due 08/20/2043 •		13,200		13,208
ACREC LLC
4.947% due 08/18/2042 •		6,400		6,404
4.950% due 07/18/2043 «•		9,300		9,300
5.087% due 01/18/2043 •		6,400		6,404

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		6,600		6,608
ACRES LLC
5.256% due 08/18/2040 •		9,648		9,688
BDS LLC
4.921% due 10/17/2042 •		3,650		3,653
BRSP Ltd.
5.089% due 08/19/2043 •		5,150		5,160
Dwight Issuer LLC
5.000% due 01/18/2044 •(c)		8,500		8,511
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		5,500		5,517
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		6,960		6,978
INCREF LLC
5.050% due 01/19/2044 •		9,700		9,705
5.120% due 12/19/2043 •		9,800		9,812
LMNT CRE LLC
5.189% due 07/21/2043 •		11,200		11,216
LRECS LLC
5.139% due 08/19/2043 •		27,300		27,309
MF1 LLC
4.957% due 02/18/2040 •		10,100		10,106
5.087% due 02/18/2043 •		17,800		17,833
5.789% due 06/19/2037 •		9,160		9,163
MF1 Ltd.
4.832% due 10/16/2036 •		3,811		3,812
4.989% due 02/19/2037 •		8,760		8,763
PFP Ltd.
5.126% due 12/18/2042 •		500		502
5.137% due 08/18/2043 •		6,800		6,830
5.444% due 09/17/2039 •		1,958		1,964
Starwood LLC
5.089% due 11/19/2042 •		24,700		24,746

				223,192

CREDIT CARD OTHER 0.7%
Golden Credit Card Trust
1.140% due 08/15/2028		26,900		26,805
1.970% due 01/15/2029		33,100		32,691

				59,496

HOME EQUITY OTHER 15.4%
Aames Mortgage Investment Trust
4.678% due 10/25/2035 •		1,900		1,826
ABFC Trust
4.043% due 11/25/2036 •		7,028		4,393
4.243% due 09/25/2036 •		2,766		2,726
4.443% due 04/25/2033 •		354		352
4.763% due 05/25/2037 •		12,189		9,121
4.783% due 03/25/2032 •		110		113
5.013% due 06/25/2037 •		6,930		4,897
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ		417		338
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •		86		86
5.530% due 04/25/2035 •		630		652
ACE Securities Corp. Home Equity Loan Trust
4.123% due 10/25/2036 •		13,826		4,507
4.203% due 01/25/2037 •		22,047		4,551
4.203% due 05/25/2037 •		56,212		8,079
4.283% due 10/25/2036 •		1,972		643
4.663% due 09/25/2033 •		515		512
4.813% due 12/25/2033 •		381		395
4.813% due 07/25/2034 •		2		2
6.958% due 06/25/2034 •		658		563
AFC Home Equity Loan Trust
4.363% due 06/25/2028 •		34		34
American Home Mortgage Investment Trust
3.943% due 08/25/2035 •		3		3
Ameriquest Mortgage Securities Trust
3.923% due 10/25/2036 •		17,780		5,374
4.003% due 10/25/2036 •		2,950		892
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.113% due 06/25/2034 •		2,189		2,071
4.633% due 10/25/2035 •		4,154		4,139
4.678% due 01/25/2035 •		70		75
4.813% due 11/25/2034 •		4,047		4,018
4.873% due 03/25/2035 •		2,446		2,424
5.818% due 11/25/2034 •		3,844		3,435
Amortizing Residential Collateral Trust
4.763% due 10/25/2034 •		1,239		1,228
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.233% due 01/25/2036 •		1,155		1,153

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.528% due 10/25/2035 •		36,597		34,545
4.888% due 05/25/2034 •		1,231		1,080
Asset-Backed Securities Corp. Home Equity Loan Trust
3.589% due 01/25/2036 •		7,985		7,793
4.260% due 06/15/2031 •		111		109
4.468% due 11/25/2035 •		9,487		9,720
5.090% due 04/15/2033 •		8		8
Bayview Financial Acquisition Trust
4.367% due 12/28/2036 •		7,064		6,483
Bear Stearns Asset-Backed Securities I Trust
2.141% due 09/25/2034 •		6		6
4.043% due 01/25/2037 •		199		198
4.083% due 08/25/2036 •		225		221
4.716% due 11/25/2035 •		644		668
4.763% due 10/25/2037 •		5,397		4,905
5.008% due 01/25/2035 •		1,436		1,533
5.013% due 08/25/2037 •		88		88
5.311% due 03/25/2035 •		8,392		8,675
5.488% due 08/25/2034 •		16		15
Bear Stearns Asset-Backed Securities Trust
4.588% due 10/25/2036 •		13,995		13,425
4.663% due 12/25/2033 •		185		197
4.738% due 01/25/2047 •		7,082		6,178
4.763% due 11/25/2042 •		26		26
4.858% due 01/25/2034 •		795		794
4.943% due 06/25/2043 •		181		181
5.068% due 06/25/2043 ~		451		405
5.263% due 11/25/2042 •		16		16
BNC Mortgage Loan Trust
3.973% due 07/25/2037 •		57,096		52,868
C-BASS Trust
3.396% due 04/25/2037 þ		369		366
Centex Home Equity Loan Trust
4.483% due 06/25/2034 •		180		178
4.783% due 03/25/2035 •		1,413		1,363
4.798% due 09/25/2034 •		1		1
Chase Funding Trust
4.343% due 11/25/2034 •		1		1
4.537% due 09/25/2032		1		1
4.663% due 05/25/2033 •		516		518
CIT Mortgage Loan Trust
5.513% due 10/25/2037 •		10,000		9,871
Citigroup Global Markets Mortgage Securities VII, Inc.
7.000% due 12/25/2027		341		48
Citigroup Mortgage Loan Trust, Inc.
3.923% due 01/25/2037 •		501		373
4.043% due 01/25/2037 •		7,908		7,498
4.083% due 09/25/2036 •		8,664		7,837
4.283% due 03/25/2036 •		3,153		2,883
7.138% due 12/25/2033 •		584		584
Countrywide Asset-Backed Certificates
4.183% due 08/25/2034 •		5,182		5,092
4.663% due 05/25/2032 •		74		73
4.663% due 06/25/2034 •		472		470
4.763% due 09/25/2032 •		85		89
4.858% due 02/25/2036 •		3,988		3,636
Countrywide Asset-Backed Certificates Trust
3.837% due 12/25/2034 •		306		289
3.963% due 10/25/2047 •		11,239		10,577
4.014% due 01/25/2037 •		1,322		1,313
4.043% due 06/25/2035 •		13,433		12,207
4.053% due 10/25/2047 •		46,749		41,232
4.141% due 12/25/2035 •		5,440		5,343
4.141% due 02/25/2036 •		6,250		5,766
4.203% due 06/25/2047 •		13,808		12,969
4.263% due 04/25/2046 •		4,304		4,205
4.323% due 04/25/2034 •		379		362
4.348% due 06/25/2036 •		12,670		12,387
4.453% due 04/25/2036 •		3,279		3,224
4.483% due 05/25/2036 •		41,940		40,076
4.503% due 12/25/2034 •		9		9
4.503% due 08/25/2047 •		375		368
4.543% due 11/25/2034 •		2,289		2,243
4.543% due 05/25/2036 •		32,300		28,156
4.733% due 08/25/2047 •		3,000		2,660
4.858% due 04/25/2036 •		5,500		5,353
4.903% due 08/25/2035 •		7,443		7,467
6.547% due 05/25/2036 þ		293		242
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •		10		10
Credit-Based Asset Servicing & Securitization LLC
2.955% due 05/25/2036 •		3,516		2,442
3.415% due 12/25/2035 •		1,321		1,281
6.780% due 05/25/2035 þ		150		137
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ		7,500		7,528

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Ellington Loan Acquisition Trust
5.263% due 05/25/2037 •		1,158		1,148
EMC Mortgage Loan Trust
5.263% due 08/25/2040 •		141		143
Encore Credit Receivables Trust
4.453% due 07/25/2035 •		188		185
4.693% due 11/25/2035 •		9,997		9,626
4.813% due 01/25/2036 •		12,708		10,731
EquiFirst Mortgage Loan Trust
8.863% due 10/25/2034 •		2,281		2,065
Equity One Mortgage Pass-Through Trust
2.821% due 07/25/2034 •		1		1
First NLC Trust
3.903% due 08/25/2037 •		22,890		11,359
4.043% due 08/25/2037 •		1,250		620
Fremont Home Loan Trust
4.033% due 10/25/2036 •		23,383		21,186
4.043% due 01/25/2037 •		6,981		3,580
4.618% due 07/25/2034 •		2,612		2,452
4.738% due 06/25/2035 •		12,571		11,192
GS Mortgage-Backed Securities Trust
5.358% due 09/25/2056 þ		2,061		2,059
GSAA Home Equity Trust
4.403% due 10/25/2035 •		923		977
4.438% due 10/25/2035 •		3,600		3,569
4.468% due 10/25/2035 •		4,148		4,137
5.188% due 12/25/2034 •		3,412		3,292
6.114% due 06/25/2034 þ		3,803		3,725
GSAMP Trust
2.436% due 10/25/2036 •		5,038		19
4.043% due 12/25/2036 •		712		379
4.213% due 06/25/2036 •		13,061		11,420
4.408% due 11/25/2035 •		21		21
4.498% due 09/25/2035 •		4,195		4,155
Home Equity Asset Trust
4.363% due 11/25/2032 •		4		3
4.663% due 12/25/2035 •		2,735		2,729
4.678% due 03/25/2035 •		1,827		1,820
4.683% due 02/25/2033 •		1		1
4.963% due 07/25/2035 •		963		953
Home Equity Loan Trust
3.953% due 04/25/2037 •		1,940		1,861
Home Equity Mortgage Loan Asset-Backed Trust
0.114% due 02/25/2030 þ		193		83
3.574% due 07/25/2034 •		159		154
4.083% due 07/25/2037 •		75		41
4.663% due 06/25/2031 •		310		330
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •		9		3
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		3,931		884
3.963% due 07/25/2036 •		1,998		844
IXIS Real Estate Capital Trust
3.963% due 01/25/2037 •		14,939		4,691
4.083% due 08/25/2036 •		20,681		5,552
4.223% due 01/25/2037 •		40,677		12,770
JP Morgan Mortgage Acquisition Corp.
4.393% due 05/25/2035 •		21,779		20,208
4.738% due 12/25/2035 •		5,000		4,750
5.563% due 07/25/2035 •		10,000		9,295
JP Morgan Mortgage Acquisition Trust
3.701% due 08/25/2036 •		440		193
3.983% due 08/25/2036 •		516		392
4.063% due 03/25/2037 •		3,851		3,748
4.133% due 03/25/2037 •		20,645		18,044
4.168% due 07/25/2036 •		1,208		1,196
4.888% due 01/25/2037 •		4,474		3,728
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		44,495		43,999
Long Beach Mortgage Loan Trust
4.063% due 05/25/2036 •		12,169		6,340
4.063% due 09/25/2036 •		1,069		684
4.083% due 11/25/2036 •		12,659		3,680
4.123% due 05/25/2046 •		38,500		11,247
4.323% due 10/25/2034 •		832		816
4.383% due 08/25/2033 •		452		447
4.468% due 08/25/2045 •		15,860		13,930
4.618% due 07/25/2034 •		3,646		3,679
4.813% due 10/25/2034 •		3		3
4.813% due 06/25/2035 •		11,134		10,900
5.188% due 03/25/2032 •		2		4
MASTR Asset-Backed Securities Trust
3.876% due 08/25/2033 •		591		628
4.023% due 08/25/2036 •		12,756		6,267
4.463% due 09/25/2034 •		470		413
4.513% due 12/25/2034 •		229		238

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.588% due 10/25/2034 •		325		324
4.663% due 10/25/2035 •		1,950		1,759
4.863% due 08/25/2037 •		11,301		9,300
9.763% due 11/25/2032 •		3,243		3,077
MASTR Specialized Loan Trust
5.038% due 05/25/2037 •		204		35
Meritage Mortgage Loan Trust
4.558% due 11/25/2035 •		3,946		3,823
Merrill Lynch First Franklin Mortgage Loan Trust
4.023% due 06/25/2037 •		1,039		1,050
6.763% due 10/25/2037 •		73		70
Merrill Lynch Mortgage Investors Trust
3.883% due 10/25/2037 •		5,697		784
3.923% due 09/25/2037 •		123		24
3.943% due 06/25/2037 •		6,221		1,566
4.103% due 07/25/2037 •		26,150		9,816
4.263% due 05/25/2037 •		15,131		1,751
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 05/25/2037 •		60		56
3.863% due 11/25/2036 •		6,869		3,264
3.893% due 01/25/2037 •		51,541		19,291
4.063% due 06/25/2036 •		400		358
4.103% due 03/25/2037 •		18,450		7,428
4.243% due 06/25/2036 •		5,009		4,517
4.258% due 03/25/2036 •		19,098		16,446
4.423% due 11/25/2035 •		5,273		5,104
4.443% due 08/25/2034 •		5,673		5,340
4.618% due 07/25/2034 •		5,619		5,625
4.648% due 11/25/2034 •		1,333		1,283
4.753% due 03/25/2035 •		1,938		1,881
4.798% due 03/25/2035 •		3,789		3,471
5.763% due 07/25/2037 •		369		308
Morgan Stanley Capital I, Inc. Trust
4.303% due 02/25/2036 •		2,495		2,550
4.303% due 03/25/2036 •		4,756		3,964
4.318% due 01/25/2036 •		7,117		6,102
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.113% due 02/25/2033 •		15		17
6.238% due 01/25/2032 •		16		69
Morgan Stanley Mortgage Loan Trust
4.083% due 11/25/2036 •		538		33
4.283% due 10/25/2036 •		1,163		320
Nationstar Home Equity Loan Trust
4.183% due 03/25/2037 •		5,632		5,493
4.318% due 09/25/2036 •		5,483		5,275
New Century Home Equity Loan Trust
3.306% due 06/20/2031 ~		1,005		904
4.123% due 05/25/2036 •		39		39
4.438% due 02/25/2036 •		4,457		4,345
4.543% due 03/25/2035 •		1,980		1,974
5.650% due 08/25/2034 ~		31		40
5.713% due 07/25/2035 •		23,643		23,019
Newcastle Mortgage Securities Trust
4.483% due 03/25/2036 •		7,700		7,591
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.258% due 03/25/2036 •		5,458		5,132
NovaStar Mortgage Funding Trust
3.963% due 03/25/2037 •		532		163
4.063% due 09/25/2037 •		10,395		9,859
4.498% due 01/25/2036 •		20,455		19,662
4.503% due 02/25/2034 •		3,977		3,962
4.863% due 02/25/2034 •		1		1
OBX Trust
5.192% due 04/25/2056 þ		759		756
Option One Mortgage Accept Corp. Asset Back Certificates
4.663% due 08/25/2033 •		21		22
Option One Mortgage Loan Trust
4.303% due 01/25/2036 •		19,072		18,145
4.543% due 02/25/2035 •		286		273
4.558% due 05/25/2034 •		6		7
5.263% due 02/25/2035 •		2,932		2,201
Option One Mortgage Loan Trust Asset-Backed Certificates
4.254% due 08/20/2030 •		1		1
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.813% due 10/25/2034 •		1,736		1,725
Popular ABS Mortgage Pass-Through Trust
3.265% due 01/25/2036 þ		124		120
3.360% due 11/25/2035 •		3,601		3,477
RCKT Mortgage Trust
4.795% due 09/25/2055 þ		6,138		6,069
4.827% due 01/25/2056 þ		2,389		2,360
4.894% due 11/25/2055 þ		11,726		11,598
4.966% due 11/25/2055 þ		4,089		4,064
5.158% due 10/25/2044 þ		2,037		2,032
5.248% due 05/25/2056 þ		6,060		6,042
5.321% due 06/25/2056 þ		12,200		12,211

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.344% due 09/25/2044 þ		1,182		1,182
5.472% due 06/25/2055 þ		4,542		4,548
5.553% due 03/25/2055 þ		2,961		2,975
5.582% due 12/25/2044 þ		2,631		2,638
5.653% due 01/25/2045 þ		2,666		2,677
5.846% due 08/25/2044 þ		26,378		26,474
6.025% due 02/25/2044 ~		401		402
6.141% due 04/25/2044 ~		2,841		2,855
6.808% due 09/25/2043 ~		342		343
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •		648		252
4.963% due 08/25/2032 •		292		279
5.003% due 03/25/2033 •		6		6
5.784% due 11/25/2034 þ		3,089		2,747
Residential Asset Mortgage Products Trust
4.303% due 02/25/2036 •		9,474		9,106
Residential Asset Securities Corporation Trust
4.033% due 08/25/2036 •		2,106		2,089
4.053% due 08/25/2036 •		18,508		17,072
4.343% due 06/25/2033 •		351		340
4.408% due 01/25/2036 •		7,528		7,425
4.913% due 06/25/2035 •		2,512		2,492
5.413% due 07/25/2035 •		468		467
5.638% due 07/25/2035 •		3,000		2,901
5.683% due 07/25/2035 •		1,645		1,673
5.713% due 11/25/2034 •		2,653		2,656
SACO I Trust
4.123% due 05/25/2036 •		37		81
4.283% due 06/25/2036 •		8		8
SACO I, Inc.
4.513% due 07/25/2035 •		41		41
SASCO Mortgage Loan Trust
4.345% due 12/25/2034 •		381		378
4.888% due 04/25/2035 •		167		179
Saxon Asset Securities Trust
1.388% due 11/25/2035 •		758		537
3.603% due 03/25/2035 •		1,474		1,325
4.003% due 05/25/2047 •		7,906		5,707
4.073% due 09/25/2037 •		445		433
4.633% due 08/25/2035 •		2,765		3,090
5.513% due 12/25/2037 •		5,195		4,948
6.350% due 12/25/2032 •		2,971		2,758
Securitized Asset-Backed Receivables LLC Trust
4.043% due 09/25/2036 •		10,491		5,923
4.063% due 12/25/2036 •		17,374		8,751
4.123% due 05/25/2037 •		17,350		13,634
4.543% due 02/25/2034 •		988		1,047
SG Mortgage Securities Trust
4.023% due 07/25/2036 •		43,964		17,704
Soundview Home Loan Trust
3.843% due 06/25/2037 •		3,019		2,096
3.933% due 07/25/2037 •		21,339		18,712
3.933% due 08/25/2037 •		19,199		16,844
4.013% due 08/25/2037 •		3,000		2,718
4.138% due 07/25/2036 •		11,147		9,907
4.378% due 02/25/2036 •		11,276		11,306
4.663% due 10/25/2037 •		53,244		42,421
4.738% due 03/25/2036 •		2,200		2,120
4.763% due 09/25/2037 •		6,928		5,210
Structured Asset Investment Loan Trust
4.528% due 08/25/2035 •		412		402
5.038% due 12/25/2034 •		805		794
6.688% due 04/25/2033 •		3,731		3,992
Structured Asset Securities Corp. Mortgage Loan Trust
3.918% due 09/25/2036 •		5,587		3,342
4.023% due 05/25/2047 •		21,126		18,953
4.083% due 01/25/2037 •		3,120		3,003
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031		1		1
Towd Point Mortgage Trust
4.720% due 02/25/2066 þ		1,814		1,790
5.091% due 10/25/2065 þ		4,399		4,363
5.278% due 08/25/2065 þ		4,856		4,847
5.348% due 07/25/2065 þ		1,737		1,734
5.725% due 11/25/2064 þ		2,173		2,182
6.125% due 02/25/2064 ~		424		425
6.290% due 05/25/2064 ~		2,903		2,921
Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •		72		25

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Wells Fargo Home Equity Asset-Backed Securities Trust
4.108% due 01/25/2037 •		3,383		3,382

				1,376,057

HOME EQUITY SEQUENTIAL 0.1%
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ		74		69
JP Morgan Mortgage Acquisition Trust
4.043% due 03/25/2047 •		3,459		3,278
Towd Point Mortgage Trust
4.961% due 01/25/2066 þ		2,701		2,680
5.302% due 06/20/2066 þ		3,800		3,810
Wells Fargo Home Equity Asset-Backed Securities Trust
4.403% due 03/25/2037 •		230		216

				10,053

MANUFACTURING HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~		2		2

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust
5.695% due 11/25/2056 ~		852		860
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~		22,467		3,291

				4,151

WHOLE LOAN COLLATERAL 3.2%
Bear Stearns Asset-Backed Securities I Trust
4.013% due 07/25/2036 •		8,112		6,403
5.500% due 06/25/2034 þ		142		138
5.500% due 12/25/2035		44		27
14.130% due 02/25/2037 •		2,177		1,906
Bear Stearns Asset-Backed Securities Trust
4.263% due 05/25/2037 •		411		391
5.500% due 01/25/2034 þ		15		12
5.750% due 10/25/2033 þ		21		27
Citigroup Mortgage Loan Trust, Inc.
4.168% due 06/25/2037 •		24,348		23,649
4.183% due 08/25/2036 •		5,143		5,100
4.228% due 08/25/2036 •		11,455		10,770
6.050% due 08/25/2035 þ		157		149
6.129% due 08/25/2035 þ		874		813
First Franklin Mortgage Loan Trust
3.883% due 11/25/2036 •		28,405		26,501
3.983% due 12/25/2037 •		26,994		25,719
4.073% due 11/25/2036 •		25,226		22,280
4.083% due 06/25/2036 •		6,308		6,250
4.438% due 11/25/2035 •		480		479
4.513% due 12/25/2035 •		12,907		12,525
5.638% due 03/25/2034 •		1,765		1,595
5.638% due 07/25/2034 •		1,337		1,348
Lehman XS Trust
4.163% due 06/25/2046 •		4,537		4,448
4.183% due 04/25/2036 •		1,972		1,774
4.223% due 03/25/2036 •		5,446		5,628
4.243% due 03/25/2037 •		9,829		9,476
4.363% due 06/25/2037 •		18,298		17,355
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.738% due 07/25/2035 •		2,273		2,295
Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ		970		962
5.074% due 02/25/2056 þ		929		922
5.180% due 01/25/2056 þ		1,606		1,593
5.184% due 11/25/2055 þ		2,724		2,698
5.193% due 10/25/2055 þ		2,034		2,037
5.265% due 12/25/2055 þ		1,792		1,775
5.342% due 12/25/2055 þ		2,605		2,587
5.510% due 04/25/2056 þ		1,475		1,472
5.657% due 07/25/2055 þ		3,306		3,310
5.668% due 06/25/2066 þ		985		987
5.693% due 05/25/2056 þ		989		989
5.710% due 04/25/2056 þ		983		983
5.732% due 08/25/2055 þ		885		887
5.744% due 06/25/2055 þ		862		863
5.770% due 07/25/2056 þ(c)		5,200		5,215
6.244% due 05/25/2055 þ		5,045		5,053
PRPM LLC
6.299% due 06/25/2031 þ		1,100		1,102
RAAC Trust
5.863% due 05/25/2044 •		500		501
7.513% due 12/25/2035 •		405		441

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
RCO X Mortgage LLC
5.418% due 10/25/2030 þ		1,250		1,244
Residential Asset Mortgage Products Trust
4.363% due 05/25/2036 •		16,717		14,375
4.543% due 09/25/2035 •		2,450		2,400
Securitized Asset-Backed Receivables LLC Trust
3.863% due 10/25/2036 •		4,117		1,340
4.263% due 03/25/2036 •		3,090		1,962
Specialty Underwriting & Residential Finance Trust
4.043% due 06/25/2037 •		20,490		18,941
4.063% due 06/25/2037 •		16,760		10,156
4.223% due 04/25/2037 •		7,707		5,699
4.663% due 06/25/2036 •		7,283		6,950
VCAT LLC
5.062% due 02/25/2056 þ		893		889
5.101% due 01/25/2056 þ		874		868

				286,259

OTHER ABS 18.2%
37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		2,900		2,903
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •		5,000		5,005
37 Capital CLO II
4.941% due 04/15/2037 •		4,400		4,412
522 Funding CLO Ltd.
4.866% due 10/23/2034 •		2,600		2,603
ACHV ABS Trust
4.760% due 04/26/2032		109		109
5.010% due 12/26/2031		141		142
5.040% due 04/26/2032		211		211
5.900% due 04/25/2031		16		16
Affirm Master Trust
4.670% due 07/15/2033		7,400		7,417
4.990% due 02/15/2033		8,100		8,133
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •		6,750		6,758
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •		18,400		18,423
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		2,400		2,401
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		3,700		3,702
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		1,000		1,001
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		6,500		6,503
Anchorage Capital CLO 28 Ltd.
4.835% due 04/20/2037 •		10,900		10,905
Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •		5,300		5,307
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		1,661		1,623
4.169% due 04/25/2038		1,000		950
Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038		7,828		7,616
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,836		1,783
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		1,000		952
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		1,000		953
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		10,800		10,696
5.702% due 10/22/2040		2,100		2,073
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		9,400		9,308
Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		9,900		9,818
5.196% due 04/25/2042		1,400		1,386
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		1,665		1,592
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		1,015		1,000
Apidos CLO XI
4.920% due 04/17/2034 •		7,400		7,409
Aqua Finance Issuer Trust
4.760% due 04/17/2051		1,665		1,649
4.790% due 05/17/2051		2,683		2,669
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		10,500		10,507
ARES LXV CLO Ltd.
4.787% due 07/25/2034 •		5,100		5,103
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		10,600		10,611

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		6,700		6,708
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		7,400		7,408
5.053% due 10/15/2038 •		11,900		11,940
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •		3,040		3,043
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		6,398		6,403
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		6,800		6,805
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		9,750		9,761
4.702% due 10/21/2034 •		4,100		4,102
4.727% due 07/24/2034 •		4,000		4,002
4.762% due 10/21/2034 •		3,700		3,705
4.814% due 04/22/2035 •		9,200		9,208
4.816% due 10/23/2034 •		1,000		1,001
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		9,000		9,007
BCRED PC Static LLC
4.974% due 04/27/2036 •		25,300		25,300
5.334% due 04/27/2036 •		2,600		2,600
5.534% due 04/27/2036 •		4,200		4,200
Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •		6,300		6,303
BHG Securitization Trust
1.420% due 11/17/2033		66		66
4.820% due 04/17/2036		843		841
4.840% due 09/17/2036		3,072		3,059
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		6,150		6,151
BlueMountain CLO Ltd.
4.851% due 11/15/2030 •		69		69
4.857% due 10/25/2030 •		1,097		1,098
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		10,300		10,305
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		11,250		11,258
Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •		2,800		2,803
Canyon CLO Ltd.
4.753% due 07/15/2034 •		1,000		1,001
4.773% due 10/15/2034 •		4,100		4,105
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		7,800		7,802
Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •		7,300		7,317
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(c)		10,600		10,600
Capital Street Master Trust
4.693% due 08/16/2029 •		4,000		4,002
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		8,300		8,304
Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •		1,500		1,502
4.785% due 10/20/2034 •		500		500
CarVal CLO I Ltd.
4.910% due 07/16/2031 •		1,354		1,354
CarVal CLO III Ltd.
4.665% due 07/20/2032 •		4,764		4,767
CBAM Ltd.
5.037% due 07/20/2031 •		2,256		2,258
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		6,600		6,606
College Avenue Student Loans LLC
1.600% due 07/25/2051		5,204		4,735
3.280% due 12/28/2048		5,415		5,176
4.130% due 12/26/2047		2,682		2,619
4.863% due 07/25/2051 •		3,104		3,108
4.963% due 12/26/2047 •		1,966		1,969
5.528% due 05/25/2055 •		879		894
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •		3,700		3,704
Crossroads Asset Trust
4.910% due 02/20/2032		440		442
Crown City CLO III
0.000% due 07/20/2034 «~(c)		4,600		4,600
DB Master Finance LLC
4.030% due 11/20/2047		734		727
Dell Equipment Finance Trust
4.690% due 08/22/2030		120		120
DLLMT LLC
4.030% due 07/20/2028		500		499
Domino’s Pizza Master Issuer LLC
2.662% due 04/25/2051		486		463

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
3.151% due 04/25/2051		486		446
3.668% due 10/25/2049		1,824		1,753
Dryden 43 Senior Loan Fund
4.745% due 04/20/2034 •		1,000		1,001
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		600		601
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		9,100		9,104
ECMC Group Student Loan Trust
4.892% due 11/25/2069 •		4,157		4,199
Elevation CLO Ltd.
4.797% due 07/25/2034 •		6,100		6,107
4.955% due 01/25/2035 •		7,600		7,604
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •		1,523		1,525
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		177		177
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		1,723		1,724
Fortress Credit BSL XX Ltd.
4.906% due 01/23/2037 •		4,700		4,709
Foundation Finance Trust
4.670% due 04/15/2052		828		821
4.980% due 02/17/2053 (c)		2,900		2,900
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		2,200		2,201
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •		3,000		3,001
GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •		1,000		1,001
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		8,200		8,207
Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		13,800		13,818
GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		3,148		3,141
GreatAmerica Leasing Receivables Funding LLC
4.032% due 06/15/2027		6,913		6,910
4.470% due 01/16/2029		4,700		4,706
5.280% due 03/15/2027		1,942		1,944
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		1,178		1,177
4.520% due 12/27/2060		2,380		2,362
4.590% due 12/27/2060		1,450		1,439
4.890% due 06/25/2060		1,127		1,123
4.930% due 06/25/2060		410		410
5.020% due 06/25/2060		900		904
5.120% due 03/25/2060		447		448
5.150% due 10/27/2059		678		682
5.220% due 03/25/2060		771		774
5.320% due 03/25/2060		2,900		2,930
5.550% due 06/25/2059		500		507
5.880% due 06/25/2059		6		6
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		3,315		3,317
5.514% due 04/22/2033 •		2,700		2,707
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		2,700		2,703
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		6,250		6,253
Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		11,400		11,422
4.986% due 04/18/2037 •		5,400		5,413
Home Partners of America Trust
2.200% due 01/17/2041		4,751		4,458
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		657		657
4.825% due 10/20/2034 •		6,700		6,708
Invesco CLO Ltd.
4.825% due 07/20/2035 •		7,400		7,409
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		10,200		10,209
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		6,500		6,507
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		6,700		6,708
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •		8,300		8,307
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •		14,000		14,016
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •		65		65
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		2,700		2,702
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		2,800		2,801

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		10,300		10,312
KKR CLO 38 Ltd.
4.823% due 01/15/2038 •		1,600		1,602
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		8,700		8,710
KKR CLO 43 Ltd.
4.771% due 04/15/2038 •		2,000		1,998
LCM 30 Ltd.
5.017% due 04/20/2031 •		73		73
LCM 31 Ltd.
4.955% due 07/20/2034 •		40,900		40,944
LCM 34 Ltd.
4.855% due 10/20/2034 •		300		300
LCM 35 Ltd.
4.753% due 10/15/2034 •		4,400		4,402
LCM 39 Ltd.
4.713% due 10/15/2034 •		1,750		1,751
Lendmark Funding Trust
4.470% due 02/21/2034		1,600		1,592
5.530% due 06/21/2032		800		804
M&T Equipment Notes
4.700% due 12/16/2027		5,601		5,611
Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(c)		7,100		7,100
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		9,500		9,508
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		6,250		6,254
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		9,200		9,200
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •		5,500		5,503
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •		6,500		6,507
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		7,900		7,909
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		8,700		8,706
Marlette Funding Trust
7.130% due 12/15/2033		113		113
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		64		64
Mountain View CLO LLC
4.549% due 04/14/2033 •		1,149		1,150
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		6,300		6,307
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		4,800		4,804
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		9,750		9,757
Navient Education Loan Trust
4.860% due 09/15/2056		3,545		3,531
5.020% due 07/15/2055		2,197		2,203
Navient Private Education Loan Trust
5.190% due 07/16/2040 •		637		638
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		613		582
1.330% due 04/15/2069		862		789
1.690% due 05/15/2069		543		508
2.600% due 08/15/2068		840		811
4.740% due 04/15/2069 •		970		966
Navient Refinance Loan Trust
5.150% due 02/16/2055		1,255		1,259
Navient Student Loan Trust
4.720% due 12/15/2059 •		1,425		1,423
5.293% due 03/15/2072 •		3,253		3,272
7.230% due 03/15/2072		4,300		4,601
Nelnet Student Loan Trust
4.542% due 09/25/2065 •		4,478		4,484
4.610% due 02/21/2061		37,777		37,127
4.642% due 06/27/2067 •		11,501		11,515
4.670% due 06/22/2065		27,482		26,927
4.840% due 05/17/2055		15,024		14,924
4.909% due 02/21/2061 •		12,052		12,069
4.943% due 05/17/2055 •		14,116		14,173
4.959% due 06/22/2065 •		20,109		20,164
5.809% due 02/20/2041 •		2,440		2,490
6.640% due 02/20/2041		2,086		2,139
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •		5,300		5,303
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		6,400		6,403
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •		7,600		7,607

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		7,000		7,005
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(c)		10,400		10,400
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		447		447
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •		341		341
Ocean Trails CLO X
4.973% due 10/15/2034 •		1,000		1,001
Ocean Trails CLO XI
4.705% due 07/20/2034 •		7,300		7,303
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		8,900		8,906
OFSI BSL X Ltd.
4.945% due 04/20/2034 •		5,200		5,203
OneMain Financial Issuance Trust
1.750% due 09/14/2035		772		764
5.093% due 09/15/2036 •		6,000		6,039
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		2,460		2,459
4.961% due 10/15/2032		302		302
5.065% due 03/15/2032		358		358
5.108% due 03/15/2033		377		377
5.156% due 07/15/2032		606		606
5.183% due 06/15/2032		571		572
5.331% due 01/15/2032		306		306
6.278% due 10/15/2031		204		204
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		213		213
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		2,957		2,959
Pagaya AI Debt Trust
5.373% due 01/17/2033		775		778
Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		1,800		1,801
Palmer Square Loan Funding Ltd.
4.493% due 10/15/2032 •		1,170		1,169
4.493% due 01/15/2033 •		8,548		8,542
4.660% due 01/15/2034 •		3,100		3,100
Pikes Peak CLO 2
4.895% due 10/11/2034 •		6,000		6,007
Pikes Peak CLO 4
4.883% due 07/15/2034 •		6,100		6,107
Planet Fitness Master Issuer LLC
5.274% due 12/06/2055		1,097		1,090
Post CLO Ltd.
4.753% due 10/15/2034 •		16,000		16,020
4.775% due 04/20/2035 •		7,500		7,507
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •		4,300		4,305
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		7,500		7,509
RCKT Trust
4.480% due 11/27/2034		410		411
4.900% due 07/25/2034		120		121
Reach ABS Trust
4.320% due 02/15/2033		1,791		1,790
4.340% due 02/15/2035		10,252		10,244
4.930% due 08/18/2032		2,791		2,797
4.960% due 08/16/2032		517		517
5.880% due 07/15/2031		24		24
Regional Management Issuance Trust
5.110% due 12/15/2033		1,800		1,803
5.830% due 07/15/2036		900		909
RIN VIII LLC
0.000% due 07/20/2037 «•(c)		13,900		13,899
Riserva CLO Ltd.
4.725% due 01/18/2034 •		4,576		4,579
Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		2,800		2,803
4.875% due 07/20/2035 •		6,400		6,408
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		5,700		5,706
Romark CLO V Ltd.
4.863% due 01/15/2035 •		7,800		7,801
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		2,000		1,884
Romark Credit Funding III Ltd.
5.539% due 09/15/2042		2,500		2,503
Romark Credit Funding Ltd.
5.423% due 07/29/2043		8,300		8,321
Sandstone Peak Ltd.
4.843% due 04/15/2038 •		8,750		8,754
Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		8,100		8,104

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		5,000		5,003
SLC Student Loan Trust
4.798% due 06/15/2040 •		1,346		1,335
SLM Private Credit Student Loan Trust
4.256% due 06/15/2039 •		664		655
SLM Student Loan Trust
5.098% due 12/15/2033 •		8,764		8,646
5.630% due 01/27/2027		1,453		1,458
SMB Private Education Loan Trust
1.600% due 09/15/2054		7,992		7,565
3.940% due 02/16/2055		8,817		8,496
4.613% due 09/15/2054 •		3,385		3,378
4.693% due 06/17/2052 •		638		638
4.693% due 07/15/2053 •		14,780		14,772
5.020% due 03/17/2053		6,012		5,961
5.030% due 03/15/2056		46,711		46,417
5.043% due 02/16/2055 •		10,978		10,995
5.043% due 03/15/2056 •		4,419		4,453
5.060% due 03/16/2054		2,702		2,704
5.090% due 10/16/2056		1,461		1,462
5.130% due 04/15/2054		2,725		2,729
5.240% due 03/15/2056		5,008		5,036
5.380% due 01/15/2053		261		262
5.380% due 07/15/2053		31,223		31,477
5.443% due 05/16/2050 •		529		534
5.500% due 06/17/2052		2,694		2,720
SoFi Consumer Loan Program Trust
4.240% due 08/25/2035		2,681		2,678
4.470% due 08/15/2034		2,499		2,500
4.800% due 02/27/2034		407		408
4.820% due 06/25/2034		5,017		5,024
SoFi Professional Loan Program LLC
1.950% due 02/15/2046		594		558
2.370% due 11/16/2048		6,233		6,057
Sound Point CLO XX Ltd.
5.028% due 07/26/2031 •		600		600
Sound Point CLO XXIII
5.105% due 07/15/2034 •		7,000		7,010
Sound Point CLO XXVII Ltd.
5.108% due 10/25/2034 •		3,500		3,505
Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		2,355		2,356
Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •		1,936		1,937
Sunbit Asset Securitization Trust
5.360% due 07/15/2030		2,900		2,902
Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		8,550		8,554
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		7,000		7,004
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •		1,110		1,110
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •		4,700		4,706
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •		7,300		7,309
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •		9,000		9,008
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		9,200		9,211
T-Mobile U.S. Trust
4.250% due 05/21/2029		2,700		2,700
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •		2,701		2,702
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		7,200		7,209
Tesla Sustainable Energy Trust
5.290% due 06/20/2050		600		599
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		3,800		3,805
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		12,300		12,313
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •		8,000		8,004
Tralee CLO V Ltd.
4.755% due 10/20/2034 •		4,700		4,705
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		6,200		6,202
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		6,971		6,977
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		5,300		5,304
Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		4,499		4,502

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$	$
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •	10,700		10,713
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •	4,100		4,100
Trysail CLO Ltd.
4.914% due 10/20/2033 •	1,000		1,002
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •	12,100		12,107
UPG HI Issuer Trust
5.030% due 02/25/2048	2,461		2,453
Upstart Pass-Through Trust
7.900% due 10/20/2028	851		855
Upstart Securitization Trust
4.600% due 09/20/2035	1,322		1,321
4.770% due 07/20/2036 (c)	600		601
6.330% due 04/20/2035	500		506
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	47		47
UPX HIL Issuer Trust
5.160% due 01/25/2047	710		704
VB-S1 Issuer LLC
4.693% due 03/15/2056	12,300		12,034
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •	74		74
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •	800		801
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •	43,128		43,109
Voya CLO Ltd.
4.735% due 04/20/2034 •	12,400		12,409
5.022% due 10/17/2032 •	16,758		16,775
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •	5,300		5,307
Wind River CLO Ltd.
4.733% due 10/15/2034 •	4,824		4,826
4.785% due 07/20/2034 •	7,900		7,908

			1,630,467

Total Asset-Backed Securities (Cost $5,026,255)			4,911,931

	SHARES
SHORT-TERM INSTRUMENTS 0.9%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)	1,100,584		1,101

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.7%
ARI Fleet Lease Trust
3.812% due 01/15/2027	$4,454		4,453
AutoNation Finance Trust
3.961% due 06/15/2027	6,500		6,500
CarMax Select Receivables Trust
4.020% due 06/15/2027	11,100		11,100
Enterprise Fleet Financing LLC
4.031% due 05/20/2027	10,217		10,213
LAD Auto Receivables Trust
3.871% due 02/16/2027	141		141
SCCU Auto Receivables Trust
3.887% due 04/15/2027	1,910		1,910
Upstart Securitization Trust
4.249% due 06/20/2027 (c)	1,300		1,303
Westlake Automobile Receivables Trust
3.874% due 01/15/2027	636		636
3.893% due 01/15/2027	10,528		10,528
4.075% due 04/15/2027	14,192		14,193

			60,977

U.S. TREASURY BILLS 0.2%
3.709% due 07/30/2026 - 08/25/2026 (e)(f)	20,400		20,314

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Total Short-Term Instruments (Cost $82,394)				82,392

Total Investments in Securities (Cost $12,070,352)				11,883,275

	SHARES
INVESTMENTS IN AFFILIATES 21.5%
SHORT-TERM INSTRUMENTS 21.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.5%
PIMCO Short-Term Floating NAV Portfolio III		197,875,660		1,927,507

Total Short-Term Instruments (Cost $1,926,704)				1,927,507

Total Investments in Affiliates (Cost $1,926,704)				1,927,507

Total Investments 154.4% (Cost $13,997,056)				$13,810,782
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $56,684)				9,652
Other Assets and Liabilities, net (54.5)%				(4,876,906)

Net Assets 100.0%				$8,943,528

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.9)%
Uniform Mortgage-Backed Security, TBA	6.000%	08/01/2056	$521,700	$(531,959)	$(531,657)

Total Short Sales (5.9)%				$(531,959)	$(531,657)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	38	$38	$(9)	$(9)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	38	38	(7)	(7)

					$(16)	$(16)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	66	$66	$(11)	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	140	140	(25)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	66	66	(12)	(3)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	140	140	(25)	(3)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	66	66	(19)	(5)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	78	78	(19)	(10)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	221	221	(51)	(22)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	63	63	(10)	(5)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	63	63	(10)	(2)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	78	78	(19)	(9)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	77	77	(12)	(17)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	78	78	(17)	(16)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	77	77	(14)	(4)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	77	77	(18)	(29)

					$(262)	$(126)

Total Written Options					$(278)	$(142)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	3,106	$640,249	$(259)	$0	$(364)
Ultra U.S. Treasury Bond Futures	09/2026	430	49,947	1,493	0	(323)

				$1,234	$0	$(687)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	10,790	$(1,185,720)	$(4,030)	$3,203	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	5,211	(557,821)	(507)	977	0
CBOT U.S. Long Bond Futures	09/2026	748	(84,898)	(2,211)	491	0

				$(6,748)	$4,671	$0

Total Futures Contracts				$(5,514)	$4,671	$(687)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	12/15/2026	$2,500	$(40)	$76	$36	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	(1,124)	1,250	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(220)	(241)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(73)	(80)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(151)	(169)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(79)	(84)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(139)	(159)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(142)	(154)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(199)	(223)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(208)	(242)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(141)	(169)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(143)	(171)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	(132)	369	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(233)	(304)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	(149)	368	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(146)	(196)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(273)	(334)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(200)	(259)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(76)	(106)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(488)	(753)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	33	33	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	62	62	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	12	12	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(2,136)	(4,540)	0	(56)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	9	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	378	375	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(564)	(574)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(2,892)	(2,309)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	(731)	(1,045)	0	(240)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	532	530	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(196)	(201)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(315)	(325)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	68,400	(163)	(4,359)	(4,522)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	497,600	0	(6,256)	(6,256)	0	(831)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,085	1,063	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	789	1,039	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	439	654	200	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	38,000	(327)	3,404	3,077	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,411	2,048	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,018	1,005	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(414)	2,644	144	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	24,930	34,682	633	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	1,085,170	(17,257)	(9,286)	(26,543)	0	(2,152)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	3,987	6,130	362	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	104,640	(1,544)	2,282	738	227	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	271	271	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	627	627	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	534	534	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	495	495	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	868	868	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	580	580	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	1,025	1,025	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	1,018	1,018	171	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	445	445	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	417	417	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	235	235	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	177	177	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	268	268	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	441	441	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	331	331	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	175	175	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	175	175	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	170	170	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	109	109	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	161	161	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	157	157	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	147	147	50	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,162	1,191	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	15,430	(269)	366	97	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	2,046	3,652	479	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	529	(283)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(3,661)	(6,896)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(2,960)	3,377	1,250	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,338	1,294	27	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(797)	(811)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(791)	(801)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(516)	(525)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(515)	(523)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	215	262	100	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(478)	(488)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(619)	(633)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(444)	(455)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(754)	(778)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	195	205	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	321	333	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(635)	(655)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(691)	(714)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(232)	(242)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(238)	3,106	270	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,499)	(2,614)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,228)	(1,289)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	329,800	0	(3,808)	(3,808)	0	(1,036)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	333,400	0	(4,276)	(4,276)	0	(1,060)
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	270,200	0	(3,408)	(3,408)	0	(859)
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	333,700	0	(4,189)	(4,189)	0	(1,061)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	298,700	0	(3,340)	(3,340)	0	(950)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(4,841)	(10,124)	0	(220)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,414)	(5,917)	0	(159)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	11,890	153	270	423	38	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(72)	(87)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(71)	(86)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(411)	(485)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	97,750	(1,707)	2,715	1,008	327	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	67,330	(1,146)	1,812	666	234	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(65)	(75)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(71)	(82)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(21)	(24)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(90)	(99)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(127)	(145)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	92,549	(1,310)	2,322	1,012	341	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	102,730	3,103	(336)	2,767	386	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(79)	(88)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	665	806	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	292	(677)	0	(89)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	850	89	939	123	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	629	(744)	0	(215)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	327	230	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	943,940	47,260	5,328	52,588	4,316	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	8,600	(145)	315	170	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	12,540	200	88	288	63	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,606)	(10,775)	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	20,597	33,116	466	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	9,193	9,020	168	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	27,693	27,167	506	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(413)	(421)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(404)	(413)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	47,426	68,363	1,375	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(228)	(240)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	6,379	10,608	410	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	12,054	17,492	1,075	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	166,700	(22,712)	(3,838)	(26,550)	0	(1,653)

Total Swap Agreements						$59,399	$102,008	$161,407	$15,737	$(11,465)

(j)	Securities with an aggregate market value of $65,462 and cash of $5,700 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	3,700	$(9)	$(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	3,700	(9)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	3,800	(9)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	3,800	(9)	(9)

Total Written Options							$(36)	$(24)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$45	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	(1)	1	0	0

						$(1)	$1	$0	$0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$7,043	$(2,079)	$1,521	$0	$(558)
DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	101	(41)	26	0	(15)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0
GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,988	232	(144)	88	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	997	913	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	20	(1)	1	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,833	(80)	80	0	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,373	(44)	46	2	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	854	(39)	39	0	0
MYI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	0	40	40	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	0	68	68	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	37,427	(419)	452	33	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,079	197	(36)	161	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	743	403	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	127	427	0

						$(2,400)	$3,962	$2,135	$(573)

Total Swap Agreements						$(2,401)	$3,963	$2,135	$(573)

(l)

Securities with an aggregate market value of $763 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,189	$0	$11,189
Industrials	0	867	0	867
U.S. Government Agencies	0	5,192,764	0	5,192,764
U.S. Treasury Obligations	0	85,778	0	85,778
Non-Agency Mortgage-Backed Securities	3,700	1,594,654	0	1,598,354
Asset-Backed Securities
Automobile ABS Other	0	6,464	0	6,464
Automobile Sequential	0	1,315,790	0	1,315,790
CMBS Other	0	223,192	0	223,192
Credit Card Other	0	59,496	0	59,496
Home Equity Other	0	1,376,057	0	1,376,057
Home Equity Sequential	0	10,053	0	10,053
Manufacturing House ABS Other	0	2	0	2
Manufacturing House Sequential	0	4,151	0	4,151
Whole Loan Collateral	0	286,259	0	286,259
Other ABS	2,900	1,580,968	46,599	1,630,467
Short-Term Instruments
Mutual Funds	1,101	0	0	1,101
Short-Term Notes	0	60,977	0	60,977
U.S. Treasury Bills	0	20,314	0	20,314

	$7,701	$11,828,975	$46,599	$11,883,275
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,927,507	$0	$0	$1,927,507

Total Investments	$1,935,208	$11,828,975	$46,599	$13,810,782

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(531,657)	$0	$(531,657)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	20,408	0	20,408

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

Over the counter	0	2,135	0	2,135

	$0	$22,543	$0	$22,543
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12,294)	0	(12,294)
Over the counter	0	(24)	(573)	(597)

	$0	$(12,318)	$(573)	$(12,891)

Total Financial Derivative Instruments	$0	$10,225	$(573)	$9,652

Totals	$1,935,208	$11,307,543	$46,026	$13,288,777

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate